                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                               MID-CAP GROWTH FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                 March 31, 2000

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

STATE STREET RESEARCH MID-CAP GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY

o Gross domestic product, a measure of goods and services produced in the U.S., rose strongly in the fourth quarter of 1999, surging ahead at an annualized rate of 7.3%. It slowed only slightly in the first quarter of 2000, expanding at an annual rate of 5.4%.

o Inflation remained low, but showed signs of heating up. Core consumer inflation, which excludes food and energy, advanced in March at the fastest pace since the early 1990s. Wholesale prices continued to accelerate and wages gave some cause for concern.

o In an effort to cool off the economy and keep inflation in check, the Federal Reserve Board continued to raise short-term interest rates. The federal funds rate ended the quarter at 6.0%, up from 5.25% six months ago.

THE MARKETS

o The divergence between the broad U.S. stock market and the technology sector, which continued into the new year, decreased dramatically toward the end of the six- month period. The NASDAQ sunk well into bear market territory after having been ahead by nearly 20% for the year early in March. In contrast, the S&P 500 appeared to gain strength as investors sought shelter in old economy blue chips.(1)

o After losing ground earlier in the six- month period, the bond market strengthened during March as the yield on the benchmark 30-year U.S. Treasury bond fell below 6.0% for the first time in more than a year. High-yield bonds, which had strengthened late in 1998, stumbled as investors withdrew funds from the sector and reallocated them to higher-performing technology stocks.

THE FUND
OVER THE PAST SIX MONTHS

o For the six months ended March 31, 2000, Class A shares of State Street Research Mid-Cap Growth Fund returned 52.21% (does not reflect sales charge).(2) Our strong performance was lower than the 68.93% return of the Russell Midcap Growth Index.(1)

o During the first half of the period, technology stocks drove the fund's performance. In the second half, these investments were hurt by the technology correction. However, our investments in producer durables, financial services and consumer staples were standouts in the second half.

CURRENT STRATEGY

o   We completed restructuring the fund during the period.

o We increased the fund's exposure to technology, and we continue to favor investments in technology, health care, energy and communications. Many companies in these segments continue to report strong earnings, top line and unit growth.

o We expect continued market volatility. However, we continue to focus on high quality mid-cap growth companies.

March 31, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell Midcap(TM) Growth Index contains only those securities from the Russell Midcap Index with a greater than average growth generation. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) 51.77% for Class B(1) shares; 51.62% for Class B shares; 51.65% for Class C shares; 52.38% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 2000)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
----------------------------------------------------------------------------
                             10 YEARS          5 YEARS               1 YEAR
---------------------------------------------------------------------------
Class A                       17.72%            17.90%                45.59%
---------------------------------------------------------------------------
Class B(1)                    17.83%            18.19%                48.44%
---------------------------------------------------------------------------
Class B                       17.81%            18.16%                48.28%
---------------------------------------------------------------------------
Class C                       17.84%            18.37%                52.31%
---------------------------------------------------------------------------
Class S                       18.66%            19.57%                54.82%
---------------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 CIRCUIT CITY STORES Retail electronics               2.6%
 2 SANDISK Computers                                    2.5%
 3 CYPRESS SEMICONDUCTOR Electronic                     2.4%
 4 CIENA Fiber optics                                   2.2%
 5 JDS UNIPHASE Fiber optics                            2.1%
 6 LEHMAN BROTHERS HLDGS Investment banking             2.1%
 7 MACROMEDIA Internet software                         2.1%
 8 INKTOMI Internet software                            2.0%
 9 NOVELLUS SYS Electronic                              2.0%
10 AMERICAN TOWER Wireless equipment                    1.9%

These securities represent an aggregate of 21.9% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

COMMUNICATIONS TECHNOLOGY                    15.0%
COMPUTER SOFTWARE                            14.4%
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS       9.9%
PRODUCTION TECHNOLOGY EQUIPMENT               7.8%
RETAIL                                        7.5%

Total: 54.6%

STATE STREET RESEARCH MID-CAP GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
March 31, 2000 (Unaudited)

--------------------------------------------------------------------------------
                                                                      VALUE
                                                       SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 13.5%
ADVERTISING AGENCIES 1.0%
Young & Rubicam Inc.* .............................     222,600   $   10,462,200
                                                                  --------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 2.5%
Pegasus Communications Corp. Cl. A ................      13,400        1,886,050
USA Networks Inc.* ................................     688,654       15,537,756
Univision Communications Inc. Cl. A* ..............      88,300        9,977,900
                                                                  --------------
                                                                      27,401,706
                                                                  --------------
CONSUMER ELECTRONICS 1.4%
Electronic Arts Inc.* .............................      79,400        5,652,287
Proxicom Inc. .....................................     231,200       10,245,050
                                                                  --------------
                                                                      15,897,337
                                                                  --------------
HOUSEHOLD FURNISHINGS 0.4%
Black & Decker Corp. ..............................     112,600        4,229,538
                                                                  --------------
LEISURE TIME 0.7%
Royal Caribbean Cruises Ltd. ......................     286,100        8,010,800
                                                                  --------------
RETAIL 7.5%
Bed Bath & Beyond Inc. ............................     282,800       11,135,250
Best Buy Company Inc.* ............................     177,600       15,273,600
Circuit City Stores Inc. ..........................     474,400       28,879,100
Family Dollar Stores Inc. .........................     732,900       15,253,481
Staples Inc.* .....................................     572,500       11,450,000
                                                                  --------------
                                                                      81,991,431
                                                                  --------------
Total Consumer Discretionary ......................                  147,993,012
                                                                  --------------
FINANCIAL SERVICES 4.7%
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 2.1%
Bisys Group Inc.* .................................     115,800        7,700,700
Concord EFS Inc.* .................................     644,000       14,771,750
                                                                  --------------
                                                                      22,472,450
                                                                  --------------
INSURANCE 0.5%
Travelers Property Casualty Corp. Cl. A ...........     136,500        5,630,625
                                                                  --------------
SECURITIES BROKERAGE & SERVICES 2.1%
Lehman Brothers Holdings Inc. .....................     240,800       23,357,600
                                                                  --------------
Total Financial Services ..........................                   51,460,675
                                                                  --------------
HEALTH CARE 6.8%
DRUGS & BIOTECHNOLOGY 3.8%
ALZA Corp.* .......................................     498,500       18,724,906
Genzyme Corp.* ....................................     266,800       13,373,350
Watson Pharmaceuticals Inc.* ......................     241,900        9,600,406
                                                                  --------------
                                                                      41,698,662
                                                                  --------------
HOSPITAL SUPPLY 3.0%
Biomet Inc. .......................................     487,100       17,718,263
Stryker Corp. .....................................     213,000       14,856,750
                                                                  --------------
                                                                      32,575,013
                                                                  --------------
Total Health Care .................................                   74,273,675
                                                                  --------------
INTEGRATED OILS 0.6%
INTEGRATED DOMESTIC 0.6%
Kerr-McGee Corp. ..................................     113,400        6,548,850
                                                                  --------------
Total Integrated Oils .............................                    6,548,850
                                                                  --------------
OTHER 1.8%
MULTI-SECTOR 1.8%
Standard & Poor's 400 Mid-Cap Depositary Receipt ..     219,400       20,020,250
                                                                  --------------
Total Other .......................................                   20,020,250
                                                                  --------------
OTHER ENERGY 4.0%
GAS PIPELINES 1.3%
Dynegy Inc. Cl. A .................................     235,200       14,758,800
                                                                  --------------
OFFSHORE DRILLING 1.0%
Transocean Sedco Forex Inc.* ......................     211,800       10,867,987
                                                                  --------------
OIL & GAS PRODUCERS 0.9%
Burlington Resources Inc. .........................     260,400        9,634,800
                                                                  --------------
OIL WELL EQUIPMENT & SERVICES 0.8%
Noble Drilling Corp.* .............................     214,900        8,904,919
                                                                  --------------
Total Other Energy ................................                   44,166,506
                                                                  --------------
PRODUCER DURABLES 14.4%
INDUSTRIAL PRODUCTS 1.5%
Waters Corp.* .....................................     175,400       16,706,850
                                                                  --------------
MISCELLANEOUS EQUIPMENT 0.9%
Danaher Corp. .....................................     179,600        9,159,600
                                                                  --------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.3%
Diebold Inc. ......................................     112,400        3,091,000
                                                                  --------------
PRODUCTION TECHNOLOGY EQUIPMENT 7.8%
Applied Materials Inc.* ...........................     118,767       11,193,790
Flextronics International Ltd. ....................     214,100       15,080,669
Lam Research Corp.* ...............................     378,900       17,074,181
Millipore Corp. ...................................     153,100        8,640,581
Novellus Systems Inc.* ............................     387,800       21,765,275
Teradyne Inc.* ....................................     142,400       11,712,400
                                                                  --------------
                                                                      85,466,896
                                                                  --------------
TELECOMMUNICATIONS EQUIPMENT 3.9%
Adaptive Broadband Corp. ..........................     132,800        7,104,800
American Tower Corp. Cl. A* .......................     412,300       20,357,313
E-Tek Dynamics Inc. ...............................      63,700       14,985,425
                                                                  --------------
                                                                      42,447,538
                                                                  --------------
Total Producer Durables ...........................                  156,871,884
                                                                  --------------
TECHNOLOGY 43.5%
COMMUNICATIONS TECHNOLOGY 15.0%
ADC Telecommunications Inc.* ......................     370,100       19,939,137
Arrowpoint Communications Inc. ....................       5,000          592,422
Ciena Corp.* ......................................     193,400       24,392,575
Comverse Technology Inc.* .........................      50,400        9,525,600
CSG Systems International Inc.* ...................     249,100       12,159,194
Entrust Technologies Inc. .........................     159,600       13,578,469
Extreme Networks Inc. .............................      84,600        6,683,400
Harmonic Inc. .....................................     107,000        8,904,406
Inktomi Corp.* ....................................     113,000       22,035,000
Interliant Inc. ...................................     162,400        4,537,050
Internap Network Services Corp.* ..................     142,600        6,559,600
JDS Uniphase Corp.* ...............................     194,800       23,485,575
Network Solutions Inc. Cl. A* .....................      66,000       10,144,406
Packeteer Inc. ....................................      45,300        1,577,006
                                                                  --------------
                                                                     164,113,840
                                                                  --------------
COMPUTER SOFTWARE 14.4%
Acxiom Corp. ......................................      99,200        3,298,400
Aspect Development Inc. ...........................     204,400       13,158,250
Bea Systems Inc. ..................................     125,900        9,237,913
Bluestone Software, Inc.* .........................     143,600        4,846,500
Citrix Systems Inc.* ..............................     121,800        8,069,250
Digex Inc. Cl. A ..................................      88,500        9,817,969
Keane Inc.* .......................................     230,300        5,815,075
Macromedia Inc. ...................................     255,900       23,118,966
marchFIRST Inc. ...................................     529,200       18,885,825
Micromuse Inc. ....................................      75,700       10,508,106
New Era of Networks Inc. ..........................     254,800       10,000,900
Peregrine Systems Inc. ............................      91,300        6,122,806
Phone.com Inc. ....................................     100,600       16,410,375
Qlogic Corp.* .....................................      68,000        9,214,000
Symantec Corp.* ...................................     127,100        9,548,387
                                                                  --------------
                                                                     158,052,722
                                                                  --------------
COMPUTER TECHNOLOGY 2.5%
Sandisk Corp.* ....................................     219,300       26,864,250
                                                                  --------------
ELECTRONICS 1.7%
Symbol Technologies Inc. ..........................     224,000       18,438,000
                                                                  --------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 9.9%
Broadcom Corp. Cl. A ..............................      75,000       18,215,625
Cypress Semiconductor Corp.* ......................     540,700       26,663,269
GlobeSpan Semiconductor Inc. ......................      60,200        6,136,638
Integrated Device Technology Inc. .................     221,500        8,776,937
Intersil Holding Corp. Cl. A ......................     112,800        5,830,350
Jabil Circuit Inc.* ...............................     381,400       16,495,550
Powerwave Technologies Inc. .......................      51,500        6,437,500
Vitesse Semiconductor Corp.* ......................     202,700       19,509,875
                                                                  --------------
                                                                     108,065,744
                                                                  --------------
Total Technology ..................................                  475,534,556
                                                                  --------------
UTILITIES 5.8%
TELECOMMUNICATIONS 5.8%
Broadwing Inc. ....................................     128,400        4,774,875
Dobson Communications Corp. Cl. A .................     112,800        2,594,400
Intermedia Communications Inc.* ...................     252,200       12,184,413
Metricom Inc. .....................................     275,600       12,780,950
Metromedia Fiber Network Inc. Cl. A* ..............     190,500       18,418,969
Western Wireless Corp. Cl. A ......................     279,600       12,817,912
                                                                  --------------
                                                                      63,571,519
                                                                  --------------
Total Utilities ...................................                   63,571,519
                                                                  --------------
Total Common Stocks (Cost $801,713,645) ...........                1,040,440,927
                                                                  --------------
SHORT-TERM INVESTMENTS 3.7%
AIM Liquid Assets Portfolio .......................  40,428,414       40,428,414
                                                                  --------------
Total Short-Term Investments (Cost $40,428,414) ...                   40,428,414
                                                                  --------------

-------------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL             MATURITY            VALUE
                                                          AMOUNT                 DATE             (NOTE 1)
-------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 2.9%
American Express Credit Corp., 6.40%                   $  9,939,000            4/03/2000       $    9,939,000
American Express Credit Corp., 6.06%                      9,670,000            4/05/2000            9,670,000
Associates First Capital Corp., 6.04% ............       11,700,000            4/03/2000           11,700,000
                                                                                               --------------
Total Commercial Paper (Cost $31,309,000) ...................................................      31,309,000
                                                                                               --------------
Total Investments (Cost $873,451,059) - 101.7% ..............................................   1,112,178,341
Cash and Other Assets, Less Liabilities - (1.7%) ............................................     (18,480,247)
                                                                                               --------------
Net Assets - 100.0% .........................................................................  $1,093,698,094
                                                                                               ==============

Federal Income Tax Information:

At March 31, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $874,092,961 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost .............................................................  $  297,822,051
Aggregate gross unrealized depreciation for all investments in which there is an
excess of tax cost over value ...............................................................     (59,736,671)
                                                                                               --------------
                                                                                               $  238,085,380
                                                                                               ==============
-------------------------------------------------------------------------------------------------------------
* Nonincome-producing securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MID-CAP GROWTH FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
March 31, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $873,451,059) (Note 1) .........  $1,112,178,341
Cash .......................................................             409
Receivable for securities sold .............................      23,405,138
Receivable for fund shares sold ............................       2,224,678
Dividends and interest receivable ..........................         206,625
Other assets ...............................................          39,725
                                                              --------------
                                                               1,138,054,916
LIABILITIES
Payable for collateral received on securities loaned              40,428,414
Payable for fund shares redeemed ...........................       1,067,949
Accrued transfer agent and shareholder services (Note 2)           1,196,919
Accrued management fee (Note 2) ............................         748,576
Accrued distribution and service fees (Note 4) .............         597,267
Payable for securities purchased ...........................         170,000
Accrued trustees' fees (Note 2) ............................          27,810
Other accrued expenses .....................................         119,887
                                                              --------------
                                                                  44,356,822
                                                              --------------
NET ASSETS                                                    $1,093,698,094
                                                              ==============
Net Assets consist of:
  Unrealized appreciation of investments ...................  $  238,727,282
  Accumulated net realized gain ............................     375,147,608
  Paid-in capital ..........................................     479,823,204
                                                              --------------
                                                              $1,093,698,094
                                                              ==============
Net Asset Value and redemption price per share of
  Class A shares ($457,789,002 / 23,184,509 shares) ........          $19.75
                                                                      ======
Maximum Offering Price per share of Class A shares
  ($19.75 / .9425) .........................................          $20.95
                                                                      ======
Net Asset Value and offering price per share of
  Class B(1) shares ($22,022,708 / 1,186,143 shares)* ......          $18.57
                                                                      ======
Net Asset Value and offering price per share of
  Class B shares ($433,051,472 / 23,349,534 shares)* .......          $18.55
                                                                      ======
Net Asset Value and offering price per share of
  Class C shares ($54,013,642 / 2,904,664 shares)* .........          $18.60
                                                                      ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($126,821,270 / 6,270,395 shares) ........................          $20.23
                                                                      ======

-----------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MID-CAP GROWTH FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended March 31, 2000 (Unaudited)

INVESTMENT INCOME
Dividends ...................................................  $    812,032
Interest (Note 1) ...........................................     1,726,337
                                                               ------------
                                                                  2,538,369
EXPENSES
Management fee (Note 2) .....................................     3,503,168
Transfer agent and shareholder services (Note 2) ............     1,954,133
Custodian fee ...............................................       111,622
Reports to shareholders .....................................        81,986
Service fee - Class A (Note 4) ..............................       502,856
Distribution and service fees - Class B(1) (Note 4) .........        72,270
Distribution and service fees - Class B (Note 4) ............     1,944,499
Distribution and service fees - Class C (Note 4) ............       246,020
Registration fees ...........................................        33,936
Trustees' fees (Note 2) .....................................        18,923
Audit fee ...................................................        16,891
Legal fees ..................................................         7,366
Miscellaneous ...............................................        31,005
                                                               ------------
                                                                  8,524,675
Fees paid indirectly (Note 2) ...............................       (54,246)
                                                               ------------
                                                                  8,470,429
                                                               ------------
Net investment loss .........................................    (5,932,060)
                                                               ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ............   381,894,168
Net unrealized appreciation of investments ..................    11,413,468
                                                               ------------
Net gain on investments .....................................   393,307,636
                                                               ------------
Net increase in net assets resulting from
  operations ................................................  $387,375,576
                                                               ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MID-CAP GROWTH FUND

-------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------
                                                                                     SIX MONTHS ENDED
                                                                YEAR ENDED            MARCH 31, 2000
                                                           SEPTEMBER 30, 1999          (UNAUDITED)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ......................................     $  (11,979,964)           $   (5,932,060)
Net realized gain on investments .........................         45,443,247               381,894,168
Net unrealized appreciation of investments ...............        180,781,535                11,413,468
                                                               --------------            --------------
Net increase resulting from operations ...................        214,244,818               387,375,576
                                                               --------------            --------------
Distributions from net realized gains:
  Class A ................................................        (34,950,690)              (18,716,333)
  Class B(1) .............................................                 --                  (642,758)
  Class B ................................................        (41,134,345)              (19,305,814)
  Class C ................................................         (5,936,698)               (2,433,655)
  Class S ................................................        (11,198,919)               (5,227,875)
                                                               --------------            --------------
                                                                  (93,220,652)              (46,326,435)
                                                               --------------            --------------
Net decrease from fund share transactions (Note 5) .......       (192,832,074)              (28,429,166)
                                                               --------------            --------------
Total increase (decrease) in net assets ..................        (71,807,908)              312,619,975
NET ASSETS
Beginning of period ......................................        852,886,027               781,078,119
                                                               --------------            --------------
End of period ............................................     $  781,078,119            $1,093,698,094
                                                               ==============            ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH MID-CAP GROWTH FUND

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
March 31, 2000

NOTE 1

State Street Research Mid-Cap Growth Fund, formerly State Street Research Capital Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists presently of three separate funds: State Street Research Mid-Cap Growth Fund, State Street Research Emerging Growth Fund and State Street Research Aurora Fund.

The Fund seeks to provide long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of total assets in stocks of companies with medium market capitalizations and the potential for earnings growth.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and federal income tax purposes.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

C. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At March 31, 2000, the value of the securities loaned and the value of collateral were $83,713,588 and $83,543,158 (including $40,428,414 of cash collateral), respectively. During the six months ended March 31, 2000, income from securities lending amounted to $325,728 and is included in interest income.

NOTE 2

The management fee is 0.75% of the first $500 million of net assets, annually, 0.70% of the next $500 million, and 0.65% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 2000, the fees pursuant to such agreement amounted to $3,503,168.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended March 31, 2000, the amount of such expenses was $711,573.

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances and directed brokerage commissions, respectively were used to reduce a portion of the Fund's expenses. During the six months ended March 31, 2000, the Fund's transfer agent and custodian fees were reduced by $52,146 and $2,100, respectively under these arrangements.

The fees of the Trustees not currently affiliated with the Adviser amounted to $18,923 during the six months ended March 31, 2000.

NOTE 3

For the six months ended March 31, 2000, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $821,872,512 and $951,253,793, respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 2000, fees pursuant to such plans amounted to $502,856, $72,270, $1,944,499 and $246,020 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $37,848 and $106,951, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 2000, and that MetLife Securities, Inc. earned commissions aggregating $102,461, $1,958 and $92 on sales of Class B(1), Class B and Class C shares, and that the Distributor collected contingent deferred sales charges of $21,907, $336,069 and $366 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At March 31, 2000, the Adviser owned 8,618 Class A shares of the Fund.

Share transactions were as follows:

                                                                                                       SIX MONTHS ENDED
                                                                             YEAR ENDED                 MARCH 31, 2000
                                                                         SEPTEMBER 30, 1999                (UNAUDITED)
                                                                    ----------------------------    ----------------------------
CLASS A                                                                 SHARES         AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................     39,389,475    $529,187,418       4,627,939    $ 76,040,108
Issued upon reinvestment of distributions from net realized gains      2,837,347      33,878,568       1,136,163      18,225,176
Shares redeemed .................................................    (45,341,679)   (609,290,036)     (6,165,269)   (101,050,865)
                                                                    ------------    ------------    ------------    ------------
Net decrease ....................................................     (3,114,857)   $(46,224,050)       (401,167)   $ (6,785,581)
                                                                    ============    ============    ============    ============

CLASS B(1)*                                                             SHARES         AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................        783,117    $ 10,186,480         556,171    $  9,510,018
Issued upon reinvestment of distribution from net realized gains            --              --            40,788         601,180
Shares redeemed .................................................       (106,356)     (1,413,615)        (87,577)     (1,447,826)
                                                                    ------------    ------------    ------------    ------------
Net increase ....................................................        676,761    $  8,772,865         509,382    $  8,663,372
                                                                    ============    ============    ============    ============

CLASS B                                                                 SHARES         AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................      1,661,817    $ 20,500,970         701,822    $ 12,021,855
Issued upon reinvestment of distributions from net realized gains      3,398,217      38,637,975       1,209,097      18,257,330
Shares redeemed .................................................    (12,296,088)   (155,311,696)     (3,264,746)    (51,919,917)
                                                                    ------------    ------------    ------------    ------------
Net decrease ....................................................     (7,236,054)   $(96,172,751)     (1,353,827)   $(21,640,732)
                                                                    ============    ============    ============    ============

CLASS C                                                                 SHARES         AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................        833,587    $ 11,510,962          75,301    $  1,274,741
Issued upon reinvestment of distributions from net realized gains        471,367       5,373,580         145,327       2,200,241
Shares redeemed .................................................     (2,930,508)    (37,673,074)       (505,216)     (8,009,296)
                                                                    ------------    ------------    ------------    ------------
Net decrease ....................................................     (1,625,554)   $(20,788,532)       (284,588)   $ (4,534,314)
                                                                    ============    ============    ============    ============

CLASS S                                                                 SHARES         AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................      2,251,900    $ 29,901,607       1,042,353    $ 19,299,667
Issued upon reinvestment of distributions from net realized gains        897,316      10,929,580         305,445       5,015,411
Shares redeemed .................................................     (5,941,816)    (79,250,793)     (1,589,293)    (28,446,989)
                                                                    ------------    ------------    ------------    ------------
Net decrease ....................................................     (2,792,600)   $(38,419,606)       (241,495)   $ (4,131,911)
                                                                    ============    ============    ============    ============

--------------------------------------------------------------------------------------------------------------------------------
*January 1, 1999 (commencement of share class) to September 30, 1999.

STATE STREET RESEARCH MID-CAP GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                    CLASS A
                                             ----------------------------------------------------------------------------------
                                                                 YEARS ENDED SEPTEMBER 30                      SIX MONTHS ENDED
                                             -----------------------------------------------------------        MARCH 31, 2000
                                               1995(a)     1996(a)       1997(a)       1998(a)       1999(a)    (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           9.92        13.53         13.76         14.74         11.95         13.64
                                                  -----        -----         -----         -----         -----         -----
  Net investment loss ($)                         (0.04)       (0.05)        (0.08)        (0.12)        (0.14)        (0.08)
  Net realized and unrealized gain
    (loss) on investments ($)                      3.69         1.30          1.06         (2.54)         3.15          7.02
                                                  -----        -----         -----         -----         -----         -----
TOTAL FROM INVESTMENT OPERATIONS ($)               3.65         1.25          0.98         (2.66)         3.01          6.94
                                                  -----        -----         -----         -----         -----         -----
  Distributions from capital gains ($)            (0.04)       (1.02)         --           (0.13)        (1.32)        (0.83)
                                                  -----        -----         -----         -----         -----         -----
TOTAL DISTRIBUTIONS ($)                           (0.04)       (1.02)         --           (0.13)        (1.32)        (0.83)
                                                  -----        -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD ($)                13.53        13.76         14.74         11.95         13.64         19.75
                                                  =====        =====         =====         =====         =====         =====
Total return(b) (%)                               36.95        10.12          7.12        (18.14)        26.75         52.21(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)        55,250      114,247       470,977       319,014       321,667       457,789
Expense ratio (%)                                  1.33         1.26          1.21          1.39          1.40          1.44(e)
Expense ratio after expense reductions (%)         1.33         1.26          1.21          1.39          1.38          1.43(e)
Ratio of net investment loss to average
  net assets (%)                                  (0.34)       (0.39)        (0.60)        (0.88)        (1.03)        (0.90)(e)
Portfolio turnover rate(%)                       214.59       215.07        230.66         86.34         68.03         91.33

                                                                                                             CLASS B(1)
                                                                                                  -------------------------------
                                                                                                   PERIOD ENDED  SIX MONTHS ENDED
                                                                                                   SEPTEMBER 30,  MARCH 31, 2000
                                                                                                    1999(a)(c)    (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                                 13.17         12.90
                                                                                                         -----         -----
  Net investment loss ($)                                                                                (0.17)        (0.13)
  Net realized and unrealized gain
    (loss) on investments ($)                                                                            (0.10)         6.63
                                                                                                         -----         -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                     (0.27)         6.50
                                                                                                         -----         -----
  Distributions from capital gains ($)                                                                    --           (0.83)
                                                                                                         -----         -----
TOTAL DISTRIBUTIONS ($)                                                                                   --           (0.83)
                                                                                                         -----         -----
NET ASSET VALUE, END OF PERIOD ($)                                                                       12.90         18.57
                                                                                                         =====         =====
Total return(b) (%)                                                                                      (2.05)(d)     51.77(d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                                8,730        22,023
Expense ratio (%)                                                                                         2.15(e)      2.19(e)
Expense ratio after expense reductions (%)                                                                2.13(e)      2.18(e)
Ratio of net investment loss to average net assets (%)                                                   (1.81)(e)    (1.63)(e)
Portfolio turnover rate(%)                                                                               68.03         91.33

--------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to September 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH MID-CAP GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS B
                         ------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED SEPTEMBER 30                                 SIX MONTHS ENDED
                         -------------------------------------------------------------------------------        MARCH 31, 2000
                                               1995(a)      1996(a)      1997(a)        1998(a)      1999(a)     (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           9.82        13.29         13.40         14.24         11.45         12.90
                                                  -----        -----         -----         -----         -----         -----
  Net investment loss ($)                         (0.12)       (0.14)        (0.17)        (0.22)        (0.22)        (0.13)
  Net realized and unrealized gain
    (loss) on investments ($)                      3.63         1.27          1.01         (2.44)         2.99          6.61
                                                  -----        -----         -----         -----         -----         -----
TOTAL FROM INVESTMENT OPERATIONS ($)               3.51         1.13          0.84         (2.66)         2.77          6.48
                                                  -----        -----         -----         -----         -----         -----
  Distributions from capital gains ($)            (0.04)       (1.02)         --           (0.13)        (1.32)        (0.83)
                                                  -----        -----         -----         -----         -----         -----
TOTAL DISTRIBUTIONS ($)                           (0.04)       (1.02)         --           (0.13)        (1.32)        (0.83)
                                                  -----        -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD ($)                13.29        13.40         14.24         11.45         12.90         18.55
                                                  =====        =====         =====         =====         =====         =====
Total return(b) (%)                               35.90         9.33          6.27        (18.78)        25.74         51.62(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)       203,446      386,899       562,392       365,547       318,695       433,051
Expense ratio (%)                                  2.08         2.01          1.98          2.13          2.15          2.19(e)
Expense ratio after expense reductions (%)         2.08         2.01          1.98          2.13          2.13          2.18(e)
Ratio of net investment loss to
  average net assets (%)                          (1.10)       (1.13)        (1.32)        (1.63)        (1.77)        (1.66)(e)
Portfolio turnover rate (%)                      214.59       215.07        230.66         86.34         68.03         91.33

                                                                          CLASS C
                         ------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED SEPTEMBER 30                                 SIX MONTHS ENDED
                         -------------------------------------------------------------------------------        MARCH 31, 2000
                                               1995(a)      1996(a)      1997(a)        1998(a)      1999(a)     (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           9.83        13.31         13.42         14.26         11.47         12.93
                                                  -----        -----         -----         -----         -----         -----
  Net investment loss ($)                         (0.12)       (0.14)        (0.17)        (0.22)        (0.22)        (0.13)
  Net realized and unrealized gain
    (loss) on investments($)                       3.64         1.27          1.01         (2.44)         3.00          6.63
                                                  -----        -----         -----         -----         -----         -----
TOTAL FROM INVESTMENT OPERATIONS ($)               3.52         1.13          0.84         (2.66)         2.78          6.50
                                                  -----        -----         -----         -----         -----         -----
  Distributions from capital gains ($)            (0.04)       (1.02)         --           (0.13)        (1.32)        (0.83)
                                                  -----        -----         -----         -----         -----         -----
TOTAL DISTRIBUTIONS ($)                           (0.04)       (1.02)         --           (0.13)        (1.32)        (0.83)
                                                  -----        -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD ($)                13.31        13.42         14.26         11.47         12.93         18.60
                                                  =====        =====         =====         =====         =====         =====
Total return(b) (%)                               36.07         9.23          6.26        (18.76)        25.77         51.65(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)        95,797      190,319       120,051        55,208        41,235        54,014
Expense ratio (%)                                  2.08         2.01          1.98          2.13          2.15          2.19(e)
Expense ratio after expense reductions (%)         2.08         2.01          1.98          2.13          2.13          2.18(e)
Ratio of net investment
  loss to average net assets (%)                  (1.09)       (1.13)        (1.30)        (1.63)        (1.77)        (1.66)(e)
Portfolio turnover rate (%)                      214.59       215.07        230.66         86.34         68.03         91.33
-----------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to September 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH MID-CAP GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS S
                         ------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED SEPTEMBER 30                                 SIX MONTHS ENDED
                         -------------------------------------------------------------------------------        MARCH 31, 2000
                                               1995(a)      1996(a)      1997(a)        1998(a)      1999(a)     (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)           9.99        13.66         13.94         14.96         12.16         13.94
                                             ----------   ----------    ----------    ----------    ----------    ----------
  Net investment loss ($)                         (0.01)       (0.01)        (0.05)        (0.09)        (0.10)        (0.06)
  Net realized and unrealized gain
    (loss) on investments ($)                      3.72         1.31          1.07         (2.58)         3.20          7.18
                                             ----------   ----------    ----------    ----------    ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS ($)               3.71         1.30          1.02         (2.67)         3.10          7.12
                                             ----------   ----------    ----------    ----------    ----------    ----------
  Distributions from capital gains ($)            (0.04)       (1.02)         --           (0.13)        (1.32)        (0.83)
                                             ----------   ----------    ----------    ----------    ----------    ----------
TOTAL DISTRIBUTIONS ($)                           (0.04)       (1.02)         --           (0.13)        (1.32)        (0.83)
                                             ----------   ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD ($)                13.66        13.94         14.96         12.16         13.94         20.23
                                             ==========   ==========    ==========    ==========    ==========    ==========
Total return(b) (%)                               37.30        10.41          7.32        (17.94)        27.06         52.38(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)        47,553       34,835       189,778       113,118        90,751       126,821
Expense ratio (%)                                  1.08         1.01          0.96          1.14          1.15          1.19e)
Expense ratio after expense reductions (%)         1.08         1.01          0.96          1.14          1.13           1.18(e)
Ratio of net investment loss to
  average net assets (%)                          (0.07)       (0.08)        (0.37)        (0.63)        (0.77)        (0.67)(e)
Portfolio turnover rate (%)                      214.59       215.07        230.66         86.34         68.03         91.33
-------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to September 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH MID-CAP GROWTH FUND

----------------------------------------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Mid-Cap Growth Fund ("Fund"), formerly, State
Street Research Capital Fund, a series of State Street Research Capital Trust, was convened on February 29, 2000
("Meeting"). The results of the Meeting are set forth below.

                                                                              VOTES (MILLIONS OF SHARES)
                                                                     -------------------------------------------
ACTION ON PROPOSAL                                                     FOR             AGAINST           ABSTAIN
----------------------------------------------------------------------------------------------------------------
1. CLASS A SHARES
   The Fund's current Rule 12b-1 Distribution Plan
   was amended to increase the amount that may be
   expended for the distribution of Class A shares ...............     10.7              1.9               0.9

   CLASS B SHARES
   The Fund's current Rule 12b-1 Distribution Plan
   was amended to increase the amount that may be
   expended for the distribution of Class A shares ...............      9.7              1.2               0.9

   CLASS B(1) SHARES
   The Fund's current Rule 12b-1 Distribution Plan
   was amended to increase the amount that may be
   expended for the distribution of Class A shares ...............      0.3              0.0               0.0

2. The Fund's investment objective was revised to
   provide for long-term growth of capital .......................     27.2              1.0               1.6

3. The fundamental policy on diversification of
   investments was amended .......................................     26.5              1.5               2.0

4. The fundamental policy on industry concentration
   was amended ...................................................     26.1              1.7               2.1

5. The fundamental policy regarding investments in
   companies in which fund management or the management
   of the investment adviser has an interest was eliminated ......     24.8              3.0               2.1

6. The fundamental policy regarding participation
   in underwritings was amended ..................................     25.5              1.9               2.6

STATE STREET RESEARCH MID-CAP GROWTH FUND

---------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
---------------------------------------------------------------------------------------------------

FUND INFORMATION              OFFICERS                               TRUSTEES
STATE STREET RESEARCH         GERARD P. MAUS                         GERARD P. MAUS
MID-CAP GROWTH FUND           Chairman of The Board,                 Interim Chief Operating Officer,
One Financial Center          President, Chief Executive             Chief Financial Officer,
Boston, MA 02111              Officer and Treasurer                  Chief Administrative Officer and
                                                                     Director, State Street Research
INVESTMENT ADVISER            PETER C. BENNETT                       & Management Company
State Street Research &       Vice President
Management Company                                                   BRUCE R. BOND
One Financial Center          CATHY DUDLEY                           Former Chairman of the Board,
Boston, MA 02111              Vice President                         Chief Executive Officer and
                                                                     President, PictureTel Corporation
DISTRIBUTOR                   LAWRENCE J. HAVERTY, JR.
State Street Research         Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                            Former Senior Vice President
One Financial Center          RUDOLPH K. KLUIBER                     for Finance and Operations and
Boston, MA 02111              Vice President                         Treasurer, The Pennsylvania
                                                                     State University
SHAREHOLDER SERVICES          TUCKER WALSH
State Street Research         Vice President                         DEAN O. MORTON
Service Center                                                       Former Executive Vice
P.O. Box 8408                 JAMES M. WEISS                         President,  Chief Operating
Boston, MA 02266-8408         Vice President                         Officer and Director,
1-87-SSR-FUNDS (toll free)                                           Hewlett-Packard Company
                              JOSEPH W. CANAVAN
CUSTODIAN                     Assistant Treasurer                    SUSAN M. PHILLIPS
State Street Bank and                                                Dean, School of Business
Trust Company                 DOUGLAS A. ROMICH                      and Public Management,
225 Franklin Street           Assistant Treasurer                    George Washington University;
Boston, MA 02110                                                     former Member of the Board
                              FRANCIS J. MCNAMARA, III               of Governors of the Federal
LEGAL COUNSEL                 Secretary and General Counsel          Reserve System and Chairman
Goodwin, Procter & Hoar LLP                                          and Commissioner of the
Exchange Place                DARMAN A. WING                         Commodity Futures Trading
Boston, MA 02109              Assistant Secretary and                Commission
                              Assistant General Counsel
                                                                     TOBY ROSENBLATT
                              AMY L. SIMMONS                         President,
                              Assistant Secretary                    Founders Investments Ltd.;
                                                                     President,
                                                                     The Glen Ellen Company

                                                                     MICHAEL S. SCOTT MORTON
                                                                     Jay W. Forrester Professor of
                                                                     Management, Sloan School of
                                                                     Management, Massachusetts
                                                                     Institute of Technology

STATE STREET RESEARCH MID-CAP GROWTH FUND                 -------------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                             U.S. Postage
                                                                 PAID
                                                              Canton, MA
                                                              Permit #313
                                                          -------------------

QUESTIONS? COMMENTS?

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

CALL us toll free at 1-87-SSR-FUNDS (1-877-773-8637 or [hearing-impaired 1-800-676-7876]
         [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408


[logo] STATE STREET RESEARCH

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Mid-Cap Growth Fund prospectus.

When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0501)SSR-LD                                     MG-1759-0500

                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                              EMERGING GROWTH FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                 March 31, 2000

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

STATE STREET RESEARCH EMERGING GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------


INVESTMENT ENVIRONMENT

THE ECONOMY

o Gross domestic product, a measure of goods and services produced in the U.S., rose strongly in the fourth quarter of 1999, surging ahead at an annualized rate of 7.3%. It slowed only slightly in the first quarter of 2000, expanding at an annual rate of 5.4%.

o Inflation remained low, but showed signs of heating up. Core consumer inflation, which excludes food and energy, advanced in March at the fastest pace since the early 1990s. Wholesale prices continue to accelerate and wages gave some cause for concern.

o In an effort to cool off the economy and keep inflation in check, the Federal Reserve Board continued to raise short-term interest rates. The federal funds rate ended the quarter at 6.0%, up from 5.25% six months ago.

THE MARKETS

o The divergence between the broad U.S. stock market and the technology sector, which continued into the new year, decreased dramatically toward the end of the six-month period. The NASDAQ sunk well into bear market territory after having been ahead by nearly 20% for the year early in March. In contrast, the S&P 500 appeared to gain strength as investors sought shelter in old economy blue chips.(1)

o After losing ground earlier in the six- month period, the bond market strengthened during March as the yield on the benchmark 30-year U.S. Treasury bond fell below 6.0% for the first time in more than a year. High-yield bonds, which had strengthened late in 1998, stumbled as investors withdrew funds from the sector and reallocated them to higher-performing technology stocks.

THE FUND
OVER THE PAST SIX MONTHS

o For the six months ended March 31, 2000, Class A shares of State Street Research Emerging Growth Fund returned 65.94% (does not reflect sales charge).(2) The fund surpassed the Russell 2000 Growth Index, which gained 45.77% over the same period.(1)

o Technology was the main driver of positive performance early in the period. Then, we reduced the fund's technology holdings ahead of the big downturn in March. That helped lock in some attractive gains.

o Good stock selection helped boost results. Health care delivered mixed returns. Retail and financial services stocks were a drag on performance, but our position in both was relatively small.

CURRENT STRATEGY

o We are keeping an eye on interest rates because we believe further increases could hurt valuations.

o Although we expect further volatility in the technology sector, we continue to look for opportunities to increase the fund's exposure to technology stocks with solid long-term prospects.

March 31, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 2000 Growth Index contains only those securities in the Russell 2000 Index with a greater than average growth orientation. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) 65.30% for Class B(1) shares; 65.30% for Class B shares; 65.39% for Class C shares; 66.07% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 2000)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
---------------------------------------------------------------------------
                          LIFE OF FUND
                         (SINCE 10/4/93)         5 YEARS              1 YEAR
---------------------------------------------------------------------------
Class A                       15.02%              23.57%              67.83%
---------------------------------------------------------------------------
Class B(1)                    15.28%              23.96%              71.61%
---------------------------------------------------------------------------
Class B                       15.28%              23.96%              71.79%
---------------------------------------------------------------------------
Class C                       15.29%              24.15%              75.71%
---------------------------------------------------------------------------
Class S                       16.41%              25.39%              78.44%
---------------------------------------------------------------------------

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses. Without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)

1 LIFEMINDERS.COM Internet content                                     3.9%
2 AEROFLEX Electronics                                                 3.3%
3 ACXIOM Data processing                                               3.0%
4 QRS Computer services                                                2.8%
5 INTERWORLD Internet software                                         2.4%
6 RADIANT SYSTEMS Computers                                            2.3%
7 CALPINE Power producer                                               2.1%
8 LEVEL 8 SYSTEMS Telecommunications                                   2.0%
9 BROOKS AUTOMATION Industrial                                         2.0%
J BIOVAIL Pharmaceutical                                               1.9%

These securities represent an aggregate of 25.7% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

COMPUTER SOFTWARE                            19.5%
COMMUNICATIONS TECHNOLOGY                     8.3%
DRUGS & BIOTECHNOLOGY                         8.1%
ADVERTISING AGENCIES                          6.1%
PRODUCTION TECHNOLOGY EQUIPMENT               5.4%

Total: 47.4%

STATE STREET RESEARCH EMERGING GROWTH FUND

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
March 31, 2000 (Unaudited)

-------------------------------------------------------------------------------
                                                                      VALUE
                                                        SHARES       (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 95.4%
AUTOMOBILES & TRANSPORTATION 1.2%
AUTOMOTIVE PARTS 0.9%
Gentex Corp.* .........................................  41,500    $  1,538,094
                                                                   ------------
TRUCKERS 0.3%
CNF Transportation Inc. ...............................  16,800         466,200
                                                                   ------------
Total Automobiles & Transportation ....................               2,004,294
                                                                   ------------
CONSUMER DISCRETIONARY 21.6%
ADVERTISING AGENCIES 6.1%
Cybergold Inc. ........................................  63,000         677,250
Lifeminders.com, Inc.* ................................ 100,500       6,821,437
Mediaplex Inc. ........................................  16,700         868,400
Young & Rubicam Inc.* .................................  46,400       2,180,800
                                                                   ------------
                                                                     10,547,887
                                                                   ------------
CASINOS/GAMBLING, HOTEL/MOTEL 1.1%
International Game Technology Inc. ....................  47,300       1,025,819
Station Casinos Inc.* .................................  42,500         927,031
                                                                   ------------
                                                                      1,952,850
                                                                   ------------
COMMERCIAL SERVICES 5.3%
Copart Inc.* .......................................... 135,500       2,371,250
Hotel Reservations Network Inc. Cl. A* ................  48,200         855,550
Maximus Inc.* .........................................  34,000       1,037,000
QRS Corp.* ............................................  64,700       4,868,675
                                                                   ------------
                                                                      9,132,475
                                                                   ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 4.3%
Imax Corp.* ...........................................  47,300       1,019,906
TiVo Inc.* ............................................  32,300       1,118,388
USA Networks Inc.* ....................................  94,500       2,132,156
Wink Communications, Inc.* ............................  32,500       1,084,688
World Wrestling Federation Entertainment Inc. Cl. A ... 118,500       2,101,523
                                                                   ------------
                                                                      7,456,661
                                                                   ------------
CONSUMER SERVICES 2.8%
Apollo Group Inc. Cl. A* ..............................  58,700       1,654,606
Bright Horizons Family Solutions Corp.* ...............  41,300         893,113
DeVry Inc.* ...........................................  76,300       2,327,150
                                                                   ------------
                                                                      4,874,869
                                                                   ------------
RETAIL 2.0%
99 Cents Only Stores Co.* .............................  19,833         778,445
Sharper Image Corp.* ..................................  37,400         458,150
Shopnow.com Inc. ......................................  73,500       1,074,938
Ticketmaster Online City Search, Inc. Cl. B* ..........  47,300       1,185,456
                                                                   ------------
                                                                      3,496,989
                                                                   ------------
Total Consumer Discretionary ..........................              37,461,731
                                                                   ------------
CONSUMER STAPLES 0.8%
BEVERAGES 0.2%
Beringer Wine Estates Holdings, Inc. Cl. B* ...........  10,700         383,863
                                                                   ------------
DRUG & GROCERY STORE CHAINS 0.6%
Duane Reade Inc.* .....................................  47,100       1,095,075
                                                                   ------------
Total Consumer Staples ................................               1,478,938
                                                                   ------------
FINANCIAL SERVICES 4.2%
BANKS & SAVINGS & LOAN 0.3%
Centura Banks Inc. ....................................  11,300         517,681
                                                                   ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 1.7%
Nova Corp.* ...........................................  24,596         716,359
Profit Recovery Group International Inc.* ............. 119,900       2,218,150
                                                                   ------------
                                                                      2,934,509
                                                                   ------------
INSURANCE 0.5%
Markel Corp. ..........................................   1,637         238,226
Markel Corp. Rts. .....................................   1,637           9,824
Partnerre Ltd. ........................................  17,300         636,856
                                                                   ------------
                                                                        884,906
                                                                   ------------
MISCELLANEOUS FINANCIAL 1.7%
Metris Companies Inc. .................................  22,900         890,237
Radian Group Inc. .....................................  13,600         647,700
S1 Corp. ..............................................  16,500       1,413,844
                                                                   ------------
                                                                      2,951,781
                                                                   ------------
Total Financial Services ..............................               7,288,877
                                                                   ------------
HEALTH CARE 10.2%
DRUGS & BIOTECHNOLOGY 8.1%
BioMarin Pharmaceutical Inc.* .........................  38,900       1,380,950
Biovail Corp. .........................................  26,500       1,174,281
Biovail Corp. Wts. ....................................  42,500       2,167,500
ILEX Oncology Inc.* ...................................  44,600       1,873,200
Intelligent Polymers Ltd. .............................  94,900       3,285,913
Intermune Pharmaceuticals Inc. ........................  12,700         253,206
Maxim Pharmaceuticals Inc.* ...........................  17,600         826,100
Priority Healthcare Corp. Cl. B* ......................  27,800       1,396,950
Sangstat Medical Corp.* ...............................  60,500       1,675,094
                                                                   ------------
                                                                     14,033,194
                                                                   ------------
HEALTH CARE SERVICES 0.9%
Province Healthcare Co.* ..............................  54,400       1,557,200
                                                                   ------------
HOSPITAL SUPPLY 1.2%
Aradigm Corp.* ........................................ 103,900       2,168,912
                                                                   ------------
Total Health Care .....................................              17,759,306
                                                                   ------------
MATERIALS & PROCESSING 1.3%
BUILDING & CONSTRUCTION 0.7%
SLI Inc.* .............................................  64,922       1,103,674
                                                                   ------------
CHEMICALS 0.6%
Valence Technology Inc. ...............................  45,800       1,079,163
                                                                   ------------
Total Materials & Processing ..........................               2,182,837
                                                                   ------------
OTHER 0.5%
MULTI-SECTOR 0.5%
Teleflex Inc. .........................................  26,000         923,000
                                                                   ------------
Total Other ...........................................                 923,000
                                                                   ------------
OTHER ENERGY 7.8%
GAS PIPELINES 1.0%
Dynegy Inc. Cl. A .....................................  26,900       1,687,975
                                                                   ------------
OIL & GAS PRODUCERS 2.2%
Louis Dreyfus Natural Gas Corp.* ......................  29,100         989,400
Maxx Petroleum Ltd.* .................................. 113,375         325,953
Ocean Energy Inc.* ....................................  43,800         629,625
Plains Resources Inc.* ................................  24,900         311,250
Santa Fe Snyder Corp.* ................................  90,000         866,250
St. Mary Land & Exploration Co.* ......................  23,600         705,050
                                                                   ------------
                                                                      3,827,528
                                                                   ------------
OIL WELL EQUIPMENT & SERVICES 4.6%
Calpine Corp.* ........................................  39,000       3,666,000
IRI International Corp.* .............................. 122,300       1,154,206
Nabors Industries Inc.* ...............................  25,100         974,194
Veritas DGC Inc.* .....................................  81,800       2,300,625
                                                                   ------------
                                                                      8,095,025
                                                                   ------------
Total Other Energy ....................................              13,610,528
                                                                   ------------
PRODUCER DURABLES 8.8%
AEROSPACE 0.3%
Heico Corp. Cl. A* ....................................  31,500         441,000
                                                                   ------------
INDUSTRIAL PRODUCTS 0.4%
Advanced Energy Industries Inc. .......................  14,300         729,300
                                                                   ------------
MACHINERY 1.3%
Helix Technology Corp. ................................  38,400       2,306,400
                                                                   ------------
PRODUCTION TECHNOLOGY EQUIPMENT 5.4%
Brooks Automation Inc.* ...............................  54,800       3,425,000
Cymer Inc.* ...........................................  47,000       2,350,000
Dupont Photomasks Inc.* ...............................  27,600       1,599,075
PRI Automation Inc. ...................................  32,400       1,980,450
                                                                   ------------
                                                                      9,354,525
                                                                   ------------
TELECOMMUNICATIONS EQUIPMENT 1.4%
American Tower Corp. Cl. A* ...........................  33,100       1,634,313
L-3 Communications Holding Corp.* .....................  15,400         800,800
                                                                   ------------
                                                                      2,435,113
                                                                   ------------
Total Producer Durables ...............................              15,266,338
                                                                   ------------
TECHNOLOGY 37.3%
COMMUNICATIONS TECHNOLOGY 8.3%
About.com Inc.* .......................................  13,300       1,172,063
Covad Communications Group Inc.* ......................  19,850       1,439,125
CSG Systems International Inc.* .......................  25,300       1,234,956
Digital Microwave Corp.* ..............................  61,500       2,083,312
Extreme Networks Inc.* ................................  16,500       1,303,500
Marimba Inc. ..........................................  44,400       1,959,150
Packeteer Inc.* .......................................  64,100       2,243,500
Remec Inc.* ...........................................  52,900       2,671,450
Telocity Inc. .........................................  25,900         320,513
                                                                   ------------
                                                                     14,427,569
                                                                   ------------
COMPUTER SOFTWARE 19.5%
ActivCard SA ADR ......................................  16,800         716,100
Acxiom Corp. .......................................... 157,100       5,223,575
Bluestone Software, Inc.* .............................  11,400         384,750
Citrix Systems Inc.* ..................................  31,400       2,080,250
Extensity, Inc.* ......................................   8,700         417,600
GRIC Communications, Inc.* ............................  46,200       1,559,250
Interworld Corp. ......................................  74,600       4,214,900
Level 8 Systems Inc. ..................................  73,400       3,431,450
Luminant Worldwide Corp.* .............................  31,600         525,350
Manhattan Associates Inc. .............................  20,600         705,550
Netegrity Inc. ........................................  42,400       2,904,400
Optimal Robotics Corp. Cl. A ..........................   9,400         441,800
Sanchez Computer Associates Inc. ......................  32,400       1,138,050
Tanning Technology Corp. ..............................  24,600       1,059,337
Tenfold Corp. .........................................  49,400       2,988,700
Transaction Systems Architects Inc. Cl. A* ............  31,400         906,675
Versata, Inc.* ........................................  18,500       1,113,469
Viador Inc. ...........................................  35,800       1,749,725
Websense Inc. .........................................   1,900       $  91,319
Zoran Corp. ...........................................  39,000       2,196,187
                                                                   ------------
                                                                     33,848,437
                                                                   ------------
COMPUTER TECHNOLOGY 3.1%
Radiant Systems Inc.* .................................  62,400       3,923,400
Zebra Technologies Corp. Cl. A* .......................  29,200       1,460,000
                                                                   ------------
                                                                      5,383,400
                                                                   ------------
ELECTRONICS 3.3%
Aeroflex Inc.* ........................................ 116,200       5,751,900
                                                                   ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 3.1%
Artisan Components Inc. ...............................  80,700       1,583,737
Cree Research Inc. ....................................  11,300       1,275,488
Sawtek Inc.* ..........................................  48,100       2,528,256
                                                                   ------------
                                                                      5,387,481
                                                                   ------------
Total Technology ......................................              64,798,787
                                                                   ------------
UTILITIES 1.4%
TELECOMMUNICATIONS 1.4%
Time Warner Telecom Inc. Cl. A ........................  30,400       2,416,800
                                                                   ------------
Total Utilities .......................................               2,416,800
                                                                   ------------
NON-U.S. EQUITIES 0.3%
Gulfstream Resources Ltd. ............................. 140,000         173,434
Post Energy Corp.* .................................... 107,400         425,017
                                                                   ------------
Total Non-U.S. Equities ...............................                 598,451
                                                                   ------------
Total Common Stocks (Cost $129,243,601) ...............             165,789,887
                                                                   ------------

SHORT-TERM INVESTMENTS 4.3%
AIM Liquid Assets Portfolio ..........................7,540,330       7,540,330
                                                                   ------------
Total Short-Term Investments (Cost $7,540,330) ................       7,540,330
                                                                   ------------

----------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL            MATURITY
                                                           AMOUNT                DATE
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 3.8%
American Express Credit Corp., 6.40% .................     $2,565,000            4/03/2000              2,565,000
American Express Credit Corp., 6.01% .................        465,000            4/04/2000                465,000
American Express Credit Corp., 6.06% .................      1,683,000            4/04/2000              1,683,000
Associates First Capital Corp., 6.04% ................      1,088,000            4/04/2000              1,088,000
Ford Motor Credit Co.,6.06% ..........................        764,000            4/06/2000                764,000
                                                                                                     ------------
Total Commercial Paper (Cost $6,565,000) .................................................              6,565,000
                                                                                                     ------------
Total Investments (Cost $143,348,931) - 103.5% ...........................................            179,895,217
Cash and Other Assets, Less Liabilities - (3.5%) .........................................             (6,072,636)
                                                                                                     ------------
Net Assets - 100.0% ......................................................................           $173,822,581
                                                                                                     ============
Federal Income Tax Information (Note 1):
At March 31, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $143,500,204 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess
  of value over tax cost .................................................................           $ 45,631,735
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value .................................................................             (9,236,722)
                                                                                                     ------------
                                                                                                     $ 36,395,013
                                                                                                     ============

* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
March 31, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $143,348,931) (Note 1) ..........  $  179,895,217
Cash ........................................................             210
Receivable for securities sold ..............................       3,482,219
Receivable for fund shares sold .............................         303,402
Receivable from Distributor (Note 3) ........................          61,723
Dividends and interest receivable ...........................           2,918
Other assets ................................................          28,050
                                                               --------------
                                                                  183,773,739
LIABILITIES
Payable for collateral received on securities loaned ........       7,540,330
Payable for securities purchased ............................       1,654,656
Payable for fund shares redeemed ............................         306,296
Accrued transfer agent and shareholder services (Note 2)              144,628
Accrued management fee (Note 2) .............................         125,932
Accrued distribution and service fees (Note 5) ..............         113,830
Accrued trustees' fees (Note 2) .............................          12,611
Other accrued expenses ......................................          52,875
                                                               --------------
                                                                    9,951,158
                                                               --------------
NET ASSETS                                                     $  173,822,581
                                                               ==============
Net Assets consist of:
  Unrealized appreciation of investments ....................  $   36,546,286
  Accumulated net realized gain .............................      28,649,720
  Paid-in capital ...........................................     108,626,575
                                                               --------------
                                                               $  173,822,581
                                                               ==============
Net Asset Value and redemption price per share of
  Class A shares ($58,262,549 / 3,189,846 shares)                      $18.27
                                                                       ======
Maximum Offering Price per share of Class A shares
  ($18.27 / .9425) ..........................................          $19.38
                                                                       ======
Net Asset Value and offering price per share of
  Class B(1) shares ($13,135,973 / 759,958 shares)*                    $17.29
                                                                       ======
Net Asset Value and offering price per share of
  Class B shares ($81,004,800 / 4,686,403 shares)*                     $17.29
                                                                       ======
Net Asset Value and offering price per share of
  Class C shares ($10,072,836 / 582,413 shares)* ............          $17.30
                                                                       ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($11,346,423 / 606,832 shares) ............................          $18.70
                                                                       ======
-------------------------------------------------------------------------------
*Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended March 31, 2000 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $35 .......................  $      71,262
Interest (Note 1) ............................................         88,417
                                                                -------------
                                                                      159,679
EXPENSES
Management fee (Note 2) ......................................        504,933
Transfer agent and shareholder services (Note 2) .............        247,973
Custodian fee ................................................         72,716
Service fee - Class A (Note 5) ...............................         56,900
Distribution and service fees - Class B(1) (Note 5) ..........         36,022
Distribution and service fees - Class B (Note 5) .............        318,056
Distribution and service fees - Class C (Note 5) .............         43,902
Reports to shareholders ......................................         27,184
Registration fees ............................................         23,798
Audit fee ....................................................         11,811
Legal fees ...................................................          6,988
Trustees' fees (Note 2) ......................................          6,205
Miscellaneous ................................................         18,094
                                                                -------------
                                                                    1,374,582
Expenses borne by the Distributor (Note 3) ...................       (172,118)
Fees paid indirectly (Note 2) ................................         (7,016)
                                                                -------------
                                                                    1,195,448
                                                                -------------
Net investment loss ..........................................     (1,035,769)
                                                                -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) .............     39,700,297
Net unrealized appreciation of investments ...................     20,897,654
                                                                -------------
Net gain on investments ......................................     60,597,951
                                                                -------------
Net increase in net assets resulting from
  operations .................................................  $  59,562,182
                                                                =============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                      SIX MONTHS ENDED
                                                                  YEAR ENDED           MARCH 31, 2000
                                                             SEPTEMBER 30, 1999         (UNAUDITED)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss .........................................     $  (1,145,894)         $   (1,035,769)
Net realized gain (loss) on
  investments ...............................................       (10,832,312)             39,700,297
Net unrealized appreciation of investments ..................        36,463,829              20,897,654
                                                                  -------------          --------------
Net increase resulting from
  operations ................................................        24,485,623              59,562,182
                                                                  -------------          --------------
Distribution from net realized gains:
  Class A ...................................................        (1,253,862)                  --
  Class B ...................................................        (1,968,205)                  --
  Class C ...................................................          (310,824)                  --
  Class S ...................................................          (221,009)                  --
                                                                  -------------          --------------
                                                                     (3,753,900)                  --
                                                                  -------------          --------------
Net increase (decrease) from fund share transactions (Note 6)       (17,371,058)             21,755,402
                                                                  -------------          --------------
Total increase in net assets ................................         3,360,665              81,317,584
NET ASSETS
Beginning of period .........................................        89,144,332              92,504,997
                                                                  -------------          --------------
End of period ...............................................     $  92,504,997          $  173,822,581
                                                                  =============          ==============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH EMERGING GROWTH FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
March 31, 2000

NOTE 1

State Street Research Emerging Growth Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists presently of three separate funds: State Street Research Emerging Growth Fund, State Street Research Mid-Cap Growth Fund and State Street Research Aurora Fund.

The investment objective of the Fund is to provide growth of capital. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of emerging growth and small capitalization companies.

The Fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B (1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods.

C. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. At September 30, 1999, the Fund had a capital loss carryforward of $5,296,006 available, to the extent provided in regulations, to offset future capital gains, if any, which expires on September 30, 2007.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At March 31, 2000, the value of the securities loaned and the value of collateral were $16,329,138 and $15,812,353 (including $7,540,330 of cash collateral), respectively.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees equal to 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 2000, the fees pursuant to such agreement amounted to $504,933.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended March 31, 2000, the amount of such shareholder servicing and account maintenance expenses was $99,645.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended March 31, 2000, the Fund's transfer agent fees were reduced by $7,016 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $6,205 during the six months ended March 31, 2000.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended March 31, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $172,118.

NOTE 4

For the six months ended March 31, 2000, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $150,083,867 and $134,128,099, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 2000, fees pursuant to such plans amounted to $56,900, $36,022, $318,056 and $43,902 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $10,465 and $54,220, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 2000, and that MetLife Securities, Inc. earned commissions aggregating $72,898, $1,023 and $177 on sales of Class B(1), Class B and Class C shares, and that the Distributor collected contingent deferred sales charges aggregating $5,413, $61,513 and $469 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                                                         SIX MONTHS ENDED
                                                                              YEAR ENDED                  MARCH 31, 2000
                                                                          SEPTEMBER 30, 1999                (UNAUDITED)
                                                                    ----------------------------    ----------------------------
CLASS A                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................      4,968,247    $ 49,800,390       2,278,530    $ 36,396,249
Issued upon reinvestment of distribution from net realized gains         127,972       1,229,924            --              --
Shares redeemed .................................................     (5,731,015)    (57,731,106)     (1,938,058)    (30,235,842)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) .........................................       (634,796)   $ (6,700,792)        340,472    $  6,160,407
                                                                    ============    ============    ============    ============

CLASS B(1)*                                                            SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................        375,316    $  3,852,387         494,041    $  8,370,785
Shares redeemed .................................................        (15,248)       (154,780)        (94,151)     (1,478,906)
                                                                    ------------    ------------    ------------    ------------
Net increase ....................................................        360,068    $  3,697,607         399,890    $  6,891,879
                                                                    ============    ============    ============    ============

CLASS B                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................        670,763    $  6,311,001         971,640    $ 16,404,213
Issued upon reinvestment of distribution from net realized gains         203,644       1,869,477            --              --
Shares redeemed .................................................     (2,093,387)    (20,576,063)       (526,028)     (7,759,222)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) .........................................     (1,218,980)   $(12,395,585)        445,612    $  8,644,991
                                                                    ============    ============    ============    ============

CLASS C                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................      1,655,582    $ 16,046,613         419,436    $  6,017,044
Issued upon reinvestment of distribution from net realized gains          31,662         290,973            --              --
Shares redeemed .................................................     (1,888,067)    (18,492,709)       (462,478)     (6,497,938)
                                                                    ------------    ------------    ------------    ------------
Net decrease ....................................................       (200,823)   $ (2,155,123)        (43,042)   $   (480,894)
                                                                    ============    ============    ============    ============

CLASS S                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Shares sold .....................................................        237,974    $  2,451,542         386,306    $  6,145,403
Issued upon reinvestment of distribution from net realized gains          22,552         221,009            --              --
Shares redeemed .................................................       (239,161)     (2,489,716)       (350,495)     (5,606,384)
                                                                    ------------    ------------    ------------    ------------
Net increase ....................................................         21,365    $    182,835          35,811    $    539,019
                                                                    ============    ============    ============    ============

--------------------------------------------------------------------------------------------------------------------------------
*January 1, 1999 (commencement of share class) to September 30, 1999.

STATE STREET RESEARCH EMERGING GROWTH FUND

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                          CLASS A
                         ----------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED SEPTEMBER 30                                 SIX MONTHS ENDED
                         -------------------------------------------------------------------------------        MARCH 31, 2000
                               1995(a)            1996(a)          1997(a)          1998(a)         1999(a)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       8.56              9.69             11.33            15.53            8.86             11.01
                                ----              ----              ----             ----            ----              ----
  Net investment loss ($)*     (0.08)            (0.09)            (0.08)           (0.05)          (0.08)            (0.09)
  Net realized and
    unrealized gain (loss)
    on investments ($)          1.21              1.73              5.13            (4.01)           2.60              7.35
                                ----              ----              ----             ----            ----              ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                1.13              1.64              5.05            (4.06)           2.52              7.26
                                ----              ----              ----             ----            ----              ----
  Distributions from
    capital gains ($)            --                --              (0.85)           (2.61)          (0.37)              --
                                ----              ----              ----             ----            ----              ----
TOTAL DISTRIBUTIONS ($)          --                --              (0.85)           (2.61)          (0.37)              --
                                ----              ----              ----             ----            ----              ----
NET ASSET VALUE, END OF
  PERIOD ($)                    9.69             11.33             15.53             8.86           11.01             18.27
                                ====             =====             =====             ====           =====             =====
Total return(b) (%)            13.20             16.92             48.00           (29.97)          29.10             65.94 (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        21,480            19,791            34,446           30,858          31,384            58,263
Expense ratio (%)*              1.35              1.35              1.35             1.35            1.37              1.36 (e)
Expense ratio after
  expense reductions (%)*       1.35              1.35              1.35             1.35            1.35              1.35 (e)
Ratio of net investment
  loss to average net
  assets (%)*                  (0.93)            (0.96)            (0.64)           (0.45)          (0.75)            (1.11) (e)
Portfolio turnover rate (%)   178.60            155.85            273.33            98.30           93.38            106.55
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                    0.06              0.04              0.04             0.02            0.05              0.02

                                                                                                             CLASS B(1)
                                                                                                  -------------------------------
                                                                                                   PERIOD ENDED    SIX MONTHS ENDED
                                                                                                   SEPTEMBER 30,    MARCH 31, 2000
                                                                                                    1999(a)(c)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                              10.22             10.46
                                                                                                       ----              ----
  Net investment loss ($)*                                                                            (0.12)            (0.15)
  Net realized and unrealized gain on investments ($)                                                  0.36              6.98
                                                                                                       ----              ----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                   0.24              6.83
                                                                                                       ----              ----
NET ASSET VALUE, END OF PERIOD ($)                                                                    10.46             17.29
                                                                                                      =====             =====
Total return(b) (%)                                                                                    2.35 (d)         65.30 (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                             3,767            13,136
Expense ratio (%)*                                                                                     2.12 (e)          2.11 (e)
Expense ratio after expense reductions (%)*                                                            2.10 (e)          2.10 (e)
Ratio of net investment loss to average net assets (%)*                                               (1.59) (e)        (1.93) (e)
Portfolio turnover rate (%)                                                                           93.38            106.55
*Reflects voluntary reduction of expenses per share of these amounts ($)                               0.05              0.02

--------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to September 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH EMERGING GROWTH FUND

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
----------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS B
                         ----------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED SEPTEMBER 30                                 SIX MONTHS ENDED
                         -------------------------------------------------------------------------------        MARCH 31, 2000
                                1995(a)           1996(a)         1997(a)          1998(a)          1999(a)      (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       8.52              9.58             11.11            15.09            8.48             10.46
                                ----              ----              ----             ----            ----              ----
  Net investment loss ($)*     (0.14)            (0.17)            (0.16)           (0.14)          (0.15)            (0.14)
  Net realized and
    unrealized gain (loss)
    on investments ($)          1.20              1.70              4.99            (3.86)           2.50              6.97
                                ----              ----              ----             ----            ----              ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                1.06              1.53              4.83            (4.00)           2.35              6.83
                                ----              ----              ----             ----            ----              ----
  Distributions from
    capital gains ($)             --                --             (0.85)           (2.61)          (0.37)               --
                                ----              ----              ----             ----            ----              ----
TOTAL DISTRIBUTIONS ($)           --                --             (0.85)           (2.61)          (0.37)               --
                                ----              ----              ----             ----            ----              ----
NET ASSET VALUE, END OF
  PERIOD ($)                    9.58             11.11             15.09             8.48           10.46             17.29
                                ====             =====             =====             ====           =====             =====
Total return(b) (%)            12.44             15.97             46.91           (30.56)          28.37             65.30 (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        26,489            23,656            40,512           46,315          44,377            81,005
Expense ratio (%)*              2.10              2.10              2.10             2.10            2.12              2.11 (e)
Expense ratio after
  expense reductions (%)*       2.10              2.10              2.10             2.10            2.10              2.10 (e)
Ratio of net investment
  loss to average net
  assets (%)*                  (1.67)            (1.71)            (1.40)           (1.20)          (1.50)            (1.86) (e)
Portfolio turnover rate (%)   178.60            155.85            273.33            98.30           93.38            106.55
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                    0.06              0.04              0.03             0.02            0.05              0.02

                                                                          CLASS C
                           -----------------------------------------------------------------------------------------------------
                                                      YEARS ENDED SEPTEMBER 30                                 SIX MONTHS ENDED
                           -----------------------------------------------------------------------------        MARCH 31, 2000
                               1995(a)           1996(a)           1997(a)          1998(a)         1999(a)      (UNAUDITED)(a)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       8.52              9.58             11.10            15.10            8.49             10.46
                                ----              ----              ----             ----            ----              ----
  Net investment loss ($)*     (0.14)            (0.16)            (0.16)           (0.14)          (0.15)            (0.14)
  Net realized and
    unrealized gain (loss)
    on investments ($)          1.20              1.68              5.01            (3.86)           2.49              6.98
                                ----              ----              ----             ----            ----              ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                1.06              1.52              4.85            (4.00)           2.34              6.84
                                ----              ----              ----             ----            ----              ----
  Distributions from
    capital gains ($)             --                --             (0.85)           (2.61)          (0.37)               --
                                ----              ----              ----             ----            ----              ----
TOTAL DISTRIBUTIONS ($)           --                --             (0.85)           (2.61)          (0.37)               --
                                ----              ----              ----             ----            ----              ----
NET ASSET VALUE, END OF
  PERIOD ($)                    9.58             11.10             15.10             8.49           10.46             17.30
                                ====             =====             =====             ====           =====             =====
Total return(b) (%)            12.44             15.87             47.15           (30.52)          28.21             65.39 (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         7,391             4,503             7,460            7,012           6,545            10,073
Expense ratio (%)*              2.10              2.10              2.10             2.10            2.12              2.11 (e)
Expense ratio after
  expense reductions (%)*       2.10              2.10              2.10             2.10            2.10              2.10 (e)
Ratio of net investment
  loss to average net
  assets (%)*                  (1.67)            (1.71)            (1.41)           (1.20)          (1.50)            (1.84) (e)
Portfolio turnover rate (%)   178.60            155.85            273.33            98.30           93.38            106.55
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                    0.06              0.04              0.03             0.02            0.05              0.02

--------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to September 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH EMERGING GROWTH FUND

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS S
                           ----------------------------------------------------------------------------------------------------
                                                      YEARS ENDED SEPTEMBER 30
                                                                                                               SIX MONTHS ENDED
                           -------------------------------------------------------------------------------      MARCH 31, 2000
                               1995(a)           1996(a)           1997(a)          1998(a)         1999(a)      (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)       8.60              9.77             11.44            15.73            9.02             11.26
                                ----              ----              ----             ----            ----              ----
  Net investment loss ($)*     (0.06)            (0.07)            (0.04)           (0.02)          (0.05)            (0.07)
  Net realized and
    unrealized gain (loss)
    on investments ($)          1.23              1.74              5.18            (4.08)           2.66              7.51
                                ----              ----              ----             ----            ----              ----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                1.17              1.67              5.14            (4.10)           2.61              7.44
                                ----              ----              ----             ----            ----              ----
  Distributions from
    capital gains ($)             --                --             (0.85)           (2.61)          (0.37)               --
                                ----              ----              ----             ----            ----              ----
TOTAL DISTRIBUTIONS ($)           --                --             (0.85)           (2.61)          (0.37)               --
                                ----              ----              ----             ----            ----              ----
NET ASSET VALUE, END OF
  PERIOD ($)                    9.77             11.44             15.73             9.02           11.26             18.70
                                ====             =====             =====             ====           =====             =====
Total return(b) (%)            13.60             17.09             48.34           (29.83)          29.59             66.07 (d)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        12,380            13,311             7,008            4,958           6,432            11,346
Expense ratio (%)*              1.10              1.10              1.10             1.10            1.12              1.11 (e)
Expense ratio after
  expense reductions (%)*       1.10              1.10              1.10             1.10            1.10              1.10 (e)
Ratio of net investment
  loss to average net
  assets (%)*                  (0.71)            (0.71)            (0.39)           (0.19)          (0.51)            (0.85) (e)
Portfolio turnover rate (%)   178.60            155.85            273.33            98.30           93.38            106.55
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                    0.06              0.04              0.03             0.02            0.05              0.02

-------------------------------------------------------------------------------------------------------------------------------
(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) January 1, 1999 (commencement of share class) to September 30, 1999.
(d) Not annualized.
(e) Annualized.

STATE STREET RESEARCH EMERGING GROWTH FUND

----------------------------------------------------------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Emerging Growth Fund ("Fund"), a series of State Street Research
Capital Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                                                                 VOTES (MILLIONS OF SHARES)
                                                                               ----------------------------------------------------
ACTION ON PROPOSAL                                                                       FOR             AGAINST           ABSTAIN
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the
amount that may be expended for the distribution of Class A shares ................      1.3               0.2               0.1

CLASS B SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the
amount that may be expended for the distribution of Class A shares ................      1.8               0.3               0.1

CLASS B(1) SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the
amount that may be expended for the distribution of Class A shares ................      0.2               0.0               0.0

STATE STREET RESEARCH EMERGING GROWTH FUND

-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
-------------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
EMERGING GROWTH FUND                       Chairman of the Board,                 Interim Chief Operating Officer,
One Financial Center                       President, Chief Executive             Chief Financial Officer,
Boston, MA 02111                           Officer and Treasurer                  Chief Administrative Officer and
                                                                                  Director, State Street Research
INVESTMENT ADVISER                         PETER C. BENNETT                       & Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       CATHY DUDLEY                           Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                LAWRENCE J. HAVERTY, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       RUDOLPH K. KLUIBER                     for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       TUCKER WALSH
State Street Research                      Vice President                         DEAN O. MORTON
Service Center                                                                    Former Executive Vice
P.O. Box 8408                              JAMES M. WEISS                         President,  Chief Operating
Boston, MA 02266-8408                      Vice President                         Officer and Director,
1-87-SSR-FUNDS (toll free)                                                        Hewlett-Packard Company
                                           JOSEPH W. CANAVAN
CUSTODIAN                                  Assistant Treasurer                    SUSAN M. PHILLIPS
State Street Bank and                                                             Dean, School of Business
Trust Company                              DOUGLAS A. ROMICH                      and Public Management,
225 Franklin Street                        Assistant Treasurer                    George Washington University;
Boston, MA 02110                                                                  former Member of the Board
                                           FRANCIS J. MCNAMARA, III               of Governors of the Federal
LEGAL COUNSEL                              Secretary and General Counsel          Reserve System and Chairman
Goodwin, Procter & Hoar LLP                                                       and Commissioner of the
Exchange Place                             DARMAN A. WING                         Commodity Futures Trading
Boston, MA 02109                           Assistant Secretary and                Commission
                                           Assistant General Counsel
                                                                                  TOBY ROSENBLATT
                                           AMY L. SIMMONS                         President,
                                           Assistant Secretary                    Founders Investments Ltd.;
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH EMERGING GROWTH FUND                -------------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                             U.S. Postage
                                                                 PAID
                                                              Canton, MA
                                                              Permit #313
                                                          -------------------


QUESTIONS? COMMENTS?

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

CALL us toll free at 1-87-SSR-FUNDS (1-877-773-8637 or [hearing-impaired 1-800-676-7876]
         [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408


[logo] STATE STREET RESEARCH

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Emerging Growth Fund prospectus.

When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0501)SSR-LD                                     EM-1761-0500

                        --------------------------------
                              STATE STREET RESEARCH
                        --------------------------------
                                   AURORA FUND
                        --------------------------------

                                SEMIANNUAL REPORT

                                 March 31, 2000

                              ---------------------
                                  WHAT'S INSIDE
                              ---------------------


                              INVESTMENT UPDATE
                              About the fund,
                              economy and markets

                              FUND INFORMATION
                              Facts and figures

                              PLUS, COMPLETE PORTFOLIO HOLDINGS
                              AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
[logo] STATE STREET RESEARCH                                     in
                                                               Service

STATE STREET RESEARCH AURORA FUND

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY
o Gross domestic product, a measure of goods and services produced in the U.S., rose strongly in the fourth quarter of 1999, surging ahead at an annual- ized rate of 7.3%. It slowed only slightly in the first quarter of 2000, expanding at an annual rate of 5.4%.

o Inflation remained low, but showed signs of heating up. Core consumer inflation, which excludes food and energy, advanced in March at the fastest pace since the early 1990s. Wholesale prices continued to accelerate and wages gave some cause for concern.

o In an effort to cool off the economy and keep inflation in check, the Federal Reserve Board raised short-term interest rates three times during the period. The federal funds rate ended the quarter at 6.0%, up from 5.25% six months ago.

THE MARKETS
o The divergence between the broad U.S. stock market and the technology sector, which continued into the new year, decreased dramatically toward the end of the six- month period. The NASDAQ sunk well into bear market territory after having been ahead by nearly 20% for the year early in March. In contrast, the S&P 500 appeared to gain strength as investors sought shelter in old economy blue chips.(1)

o After losing ground earlier in the six- month period, the bond market strengthened during March as the yield on the benchmark 30-year U.S. Treasury bond fell below 6.0% for the first time in more than a year. High-yield bonds, which had strengthened late in 1998, stumbled as investors withdrew funds from the sector and reallocated them to higher-performing technology stocks.

THE FUND
OVER THE PAST SIX MONTHS

o For the six months ended March 31, 2000, Class A shares of State Street Research Aurora Fund returned 28.93% (does not reflect sales charge).(2) The fund significantly outperformed the Russell 2000 Value Index, which gained 5.41% over the same period.(1)

o A relatively modest exposure to the highly volatile technology sector helped boost performance. The fund also benefited from a relatively high cash position, which resulted from a high number of takeovers during the second quarter. In addition, a strong new issue market has made positive contributions.

CURRENT STRATEGY

o Our strategy remains the same: invest in good, inexpensive, small companies that we feel are trading below their true worth, but appear likely to come back into favor. We continue to look at companies one at a time, using fundamental analysis, or a "bottom-up" approach.

o We continue to seek opportunity in the IPO market.

March 31, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The Russell 2000 Value Index contains only those stocks within the complete Russell 2000 Index that show less than average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.

(2) 28.42% for Class B(1) shares; 28.47% for Class B shares; 28.47% for Class C shares; 29.34% for Class S shares.

(3) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. Performance reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B share or 1% Class C share contingent deferred sales charge, where applicable.

(4) Class S shares, offered without a sales charge, are available through certain employee benefit plans and special programs.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended March 31, 2000)
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(3)(4)
---------------------------------------------------------------------------
                         LIFE OF FUND
                       (since 2/13/95)            5 YEARS         1 YEAR
---------------------------------------------------------------------------
Class A                     25.90%                 26.08%          45.84%
---------------------------------------------------------------------------
Class B(1)                  26.31%                 26.44%          48.48%
---------------------------------------------------------------------------
Class B                     26.39%                 26.45%          48.55%
---------------------------------------------------------------------------
Class C                     26.39%                 26.61%          52.55%
---------------------------------------------------------------------------
Class S                     27.72%                 27.96%          55.47%
---------------------------------------------------------------------------

Performance results for the fund are increased by the voluntary reduction of fund fees and expenses. Without subsidization, performance would have been lower.

-------------------------------------------------------------------------

TOP 10 STOCK POSITIONS
(by percentage of net assets)
 1 COHERENT  Laser systems                                           3.3%
 2 BORG-WARNER AUTOMOTIVE  Automotive
 parts/equipment                                                     3.3%
 3 HARRAH'S ENTERTAINMENT  Casino hotels                             2.3%
 4 ACE  Insurance                                                    2.1%
 5 INTERNATIONAL GAME TECHNOLOGY  Casino
   services                                                          2.0%
 6 BELL & HOWELL  Computer services                                  1.7%
 7 CORE CAPITAL  Chemicals                                           1.6%
 8 CAMBREX  Publishing                                               1.6%
 9 STEPAN CHEMICALS  Chemicals                                       1.5%
10 HOLLINGER INTERNATIONAL  Publishing                               1.4%

These securities represent an aggregate of 20.8% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

AUTO PARTS                                 7.0%
CASINOS/GAMBLING HOTEL/MOTEL               6.8%
ELECTRONICS                                4.8%
CHEMICALS                                  4.8%
COMMUNICATIONS TECHNOLOGY                  4.1%

Total: 27.5%

STATE STREET RESEARCH AURORA FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
March 31, 2000 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                                                                        VALUE
                                                                                            SHARES     (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 84.3%
AUTOMOBILES & TRANSPORTATION 10.5%
AIR TRANSPORT 1.0%
Airnet Systems Inc.* ................................................................       280,000  $  1,365,000
America West Holdings Corp. Cl. B* ..................................................       100,000     1,550,000
Mesa Air Group, Inc.* ...............................................................       565,000     3,531,250
                                                                                                     ------------
                                                                                                        6,446,250
                                                                                                     ------------
AUTOMOTIVE PARTS 7.0%
American Axle & Manufacturing Holdings Inc.* ........................................       260,000     3,851,250
Borg-Warner Automotive Inc. .........................................................       560,000    22,050,000
Dura Automotive Systems Inc.* .......................................................       300,000     5,156,250
Federal-Mogul Corp. .................................................................       420,000     7,008,750
Simpson Industries Inc. .............................................................       818,000     8,026,625
Stoneridge Inc.* ....................................................................        39,500       454,250
                                                                                                     ------------
                                                                                                       46,547,125
                                                                                                     ------------
MISCELLANEOUS TRANSPORTATION 0.2%
Tranz Rail Holdings Ltd. ADR ........................................................       285,000     1,282,500
                                                                                                     ------------
RAILROAD EQUIPMENT 1.5%
ABC-NACO Inc.* ......................................................................       158,500     1,386,875
Westinghouse Air Brake Co. ..........................................................       846,100     8,989,813
                                                                                                     ------------
                                                                                                       10,376,688
                                                                                                     ------------
RAILROADS 0.3%
Genesee & Wyoming Inc. Cl. A* .......................................................       140,000     2,170,000
                                                                                                     ------------
RECREATIONAL VEHICLES & BOATS 0.1%
National R.V. Holdings, Inc.* .......................................................        40,000       632,500
                                                                                                     ------------
TIRES & RUBBER 0.4%
Titan International Inc. ............................................................       383,900     2,759,281
                                                                                                     ------------
Total Automobiles & Transportation ..................................................                  70,214,344
                                                                                                     ------------
CONSUMER DISCRETIONARY 18.1%
ADVERTISING AGENCIES 0.7%
Avenue A, Inc.* .....................................................................         3,000        91,500
HA-LO Industries, Inc.* .............................................................       130,000     1,023,750
Interep National Radio Sales, Inc. Cl. A* ...........................................       250,000     1,671,875
Lifeminders.com, Inc.* ..............................................................        26,000     1,764,750
Valueclick Inc. .....................................................................        13,600       284,750
                                                                                                     ------------
                                                                                                        4,836,625
                                                                                                     ------------
CASINOS/GAMBLING, HOTEL/MOTEL 6.8%
Anchor Gaming* ......................................................................       200,000     7,587,500
Argosy Gaming Corp.* ................................................................       200,000     2,850,000
Harrah's Entertainment Inc.* ........................................................       840,000    15,592,500
International Game Technology Inc.* .................................................       600,000    13,012,500
Mandalay Resort Group* ..............................................................       210,000     3,543,750
MGM Grand Inc.* .....................................................................       102,688     2,464,512
                                                                                                     ------------
                                                                                                       45,050,762
                                                                                                     ------------
COMMERCIAL SERVICES 2.7%
Bell & Howell Co.* ..................................................................       360,000    11,250,000
Fairmarket Inc.* ....................................................................        22,000       536,250
Harris Interactive Inc.* ............................................................        30,000       195,000
Hotel Reservations Network Inc. Cl. A* ..............................................        30,000       532,500
Iron Mountain Inc.* .................................................................        47,300     1,611,156
Lastminute.com PLC ADR* .............................................................         6,900       131,963
Official Payments Corp.* ............................................................        25,000     1,050,000
Right Management Consultants Inc.* ..................................................       100,000       918,750
Ritchie Brothers Auctioneers Inc.* ..................................................        65,000     1,657,500
Zap.com* ............................................................................         5,378        34,957
                                                                                                     ------------
                                                                                                       17,918,076
                                                                                                     ------------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 0.3%
Artistdirect Inc. ...................................................................         2,900        22,113
Hearst Argyle Television Inc.* ......................................................        39,667       927,216
Regent Communications Inc.* .........................................................        30,000       371,250
Salem Communications Corp. Cl. A* ...................................................        40,000       477,500
                                                                                                     ------------
                                                                                                        1,798,079
                                                                                                     ------------
CONSUMER ELECTRONICS 0.2%
Snowball.com Inc.* ..................................................................       117,200     1,179,325
                                                                                                     ------------
CONSUMER PRODUCTS 0.1%
Bacou USA Inc.* .....................................................................        40,000       625,000
                                                                                                     ------------
CONSUMER SERVICES 0.7%
Amerco* .............................................................................       180,000     3,307,500
Digitalthink Inc.* ..................................................................         8,000       315,125
Dollar Thrifty Automotive Group, Inc.* ..............................................        65,000     1,117,188
                                                                                                     ------------
                                                                                                        4,739,813
                                                                                                     ------------
HOUSEHOLD FURNISHINGS 0.1%
Home Products International Inc.* ...................................................        48,000       534,000
                                                                                                     ------------
LEISURE TIME 2.0%
Championship Auto Racing Teams, Inc.* ...............................................       250,000     5,500,000
Rawlings Sporting Goods Co.* ........................................................        30,000       135,000
Steinway Musical Instruments Inc.* ..................................................       395,000     7,430,937
                                                                                                     ------------
                                                                                                       13,065,937
                                                                                                     ------------
PHOTOGRAPHY 0.2%
CPI Corp. ...........................................................................        72,000     1,678,500
                                                                                                     ------------
PRINTING & PUBLISHING 2.4%
A.H. Belo Corp. Cl. A ...............................................................       334,500     5,979,187
Hollinger International, Inc. Cl. A .................................................       850,000     9,137,500
Pulitzer Inc.* ......................................................................        24,200       989,175
                                                                                                     ------------
                                                                                                       16,105,862
                                                                                                     ------------
RETAIL 1.5%
BJ's Wholesale Club Inc.* ...........................................................        40,000     1,545,000
Bradlees Inc.* ......................................................................       300,000     1,856,250
Consolidated Stores Corp.* ..........................................................       200,000     2,275,000
Finlay Enterprises Inc.* ............................................................         2,000        24,625
RDO Equipment Co. Cl. A* ............................................................         5,000        28,750
Whitehall Jewellers Inc.* ...........................................................       145,000     3,407,500
Wilsons The Leather Experts Inc.* ...................................................        63,000       850,500
                                                                                                     ------------
                                                                                                        9,987,625
                                                                                                     ------------
TEXTILE APPAREL MANUFACTURERS 0.4%
Oshkosh B' Gosh, Inc. Cl. A .........................................................       160,000     2,880,000
                                                                                                     ------------
Total Consumer Discretionary ........................................................                 120,399,604
                                                                                                     ------------
CONSUMER STAPLES 1.1%
BEVERAGES 0.6%
Beringer Wine Estates Holdings, Inc. Cl. B* .........................................       100,000     3,587,500
Golden State Vintners Inc. Cl. B* ...................................................        85,000       382,500
                                                                                                     ------------
                                                                                                        3,970,000
                                                                                                     ------------
FOODS 0.5%
Bush Boake Allen Inc.* ..............................................................       100,000     2,781,250
International Home Foods Inc.* ......................................................        50,000       800,000
                                                                                                     ------------
                                                                                                        3,581,250
                                                                                                     ------------
Total Consumer Staples ..............................................................                   7,551,250
                                                                                                     ------------
FINANCIAL SERVICES 8.0%
BANKS & SAVINGS & LOAN 1.8%
PBOC Holdings Inc.* .................................................................       531,200     4,780,800
Richmond County Financial Corp.* ....................................................       230,500     3,716,812
Staten Islands Bancorp Inc. .........................................................       180,000     3,082,500
                                                                                                     ------------
                                                                                                       11,580,112
                                                                                                     ------------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.7%
Fair, Issac & Company Inc. ..........................................................       120,000     4,665,000
                                                                                                     ------------
INSURANCE 2.9%
Ace Ltd. ............................................................................       620,000    14,182,500
Partnerre Ltd.* .....................................................................        60,000     2,208,750
PAULA Financial .....................................................................        96,500       355,844
Renaissance Re Holdings Ltd.* .......................................................        25,000     1,021,875
Travelers Property Casualty Corp. Cl. A .............................................        40,500     1,670,625
                                                                                                     ------------
                                                                                                       19,439,594
                                                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS 2.6%
Beacon Capital Partners Inc.*+ ......................................................       120,000     2,460,000
Core Capital Inc. Cl. A* ............................................................       300,000     4,545,000
Core Capital Inc. Series A Pfd.*+ ...................................................       300,000     6,000,000
Entertainment Properties Trust ......................................................       330,000     4,351,875
                                                                                                     ------------
                                                                                                       17,356,875
                                                                                                     ------------
RENTAL & LEASING SERVICES: COMMERCIAL 0.0%
Linc Capital Inc.* ..................................................................         7,500        22,969
                                                                                                     ------------
SECURITIES BROKERAGE & SERVICES 0.0%
Noel Liquidating Trust* .............................................................       102,000        73,440
                                                                                                     ------------
Total Financial Services ............................................................                  53,137,990
                                                                                                     ------------
HEALTH CARE 2.4%
DRUGS & BIOTECHNOLOGY 1.2%
Aclara Biosciences Inc.* ............................................................        23,800       938,613
Aviron Corp.* .......................................................................        90,000     2,503,125
Biomarin Pharmaceutical Inc. ........................................................        20,000       710,000
Diversa Corp.* ......................................................................         5,000       235,000
Intermune Pharmaceuticals Inc. ......................................................        32,800       653,950
Intrabiotics Pharmaceuticals Inc. ...................................................        65,700       985,500
Lunar Corp.* ........................................................................        60,000       720,000
Medarex, Inc.* ......................................................................        19,700       989,925
                                                                                                     ------------
                                                                                                        7,736,113
                                                                                                     ------------
HEALTH CARE SERVICES 0.2%
DIANON Systems Inc.* ................................................................        76,900     1,581,256
                                                                                                     ------------
HOSPITAL SUPPLY 1.0%
Aradigm Corp.* ......................................................................        40,000       835,000
Closure Medical Corp.* ..............................................................        20,000       525,000
CONMED Corp.* .......................................................................       120,000     3,007,500
Igen International, Inc.* ...........................................................        25,000       625,000
Invivo Corp.* .......................................................................       164,900     1,978,800
                                                                                                     ------------
                                                                                                        6,971,300
                                                                                                     ------------
Total Health Care ...................................................................                  16,288,669
                                                                                                     ------------
MATERIALS & PROCESSING 11.8%
AGRICULTURE 1.2%
Cadiz Inc.* .........................................................................        28,000       238,000
Corn Products International Inc. ....................................................       200,000     4,812,500
Zapata Corp.* .......................................................................       600,000     2,850,000
                                                                                                     ------------
                                                                                                        7,900,500
                                                                                                     ------------
BUILDING & CONSTRUCTION 0.5%
Centex Construction Products Inc. ...................................................        14,500       380,625
Nortek Inc.* ........................................................................       126,500     2,798,812
                                                                                                     ------------
                                                                                                        3,179,437
                                                                                                     ------------
CHEMICALS 4.8%
American Pacific Corp.* .............................................................       510,000     3,601,875
Cambrex Corp. .......................................................................       240,000    10,440,000
Geon Co. ............................................................................       147,000     3,160,500
Lilly Industrial Inc. Cl. A .........................................................       340,000     4,207,500
Omnova Solutions Inc. ...............................................................        60,000       337,500
Stepan Chemical Co. .................................................................       460,000     9,976,250
                                                                                                     ------------
                                                                                                       31,723,625
                                                                                                     ------------
CONTAINERS & PACKAGING 0.9%
Intertape Polymer Group Inc. ........................................................        16,300       185,413
Ivex Packaging Corp.* ...............................................................        90,000       680,625
Packaging Corp. of America* .........................................................       340,000     3,570,000
U.S. Can Corp.* .....................................................................        85,000     1,652,187
                                                                                                     ------------
                                                                                                        6,088,225
                                                                                                     ------------
FERTILIZERS 1.4%
Agrium Inc. .........................................................................     1,100,000     8,868,750
Mississippi Chemical Corp. ..........................................................        29,400       200,287
                                                                                                     ------------
                                                                                                        9,069,037
                                                                                                     ------------
MISCELLANEOUS MATERIALS & PROCESSING 2.2%
Chase Industries Inc.* ..............................................................       100,400       878,500
Hawk Corp. Cl. A* ...................................................................       298,700     1,568,175
Intermet Corp. ......................................................................       415,000     3,786,875
N.N. Ball & Roller Inc. .............................................................        95,000     1,033,125
Penn Engineering & Manufacturing Corp. ..............................................       160,000     3,920,000
Ryerson Tull, Inc. ..................................................................       120,000     1,860,000
Wolverine Tube Inc.* ................................................................       148,000     1,896,250
                                                                                                     ------------
                                                                                                       14,942,925
                                                                                                     ------------
NON-FERROUS METALS 0.2%
Lindberg Corp. ......................................................................       142,800       874,650
Packaged Ice, Inc.* .................................................................       170,000       765,000
                                                                                                     ------------
                                                                                                        1,639,650
                                                                                                     ------------
PAPER & FOREST PRODUCTS 0.1%
Rock-Tenn Co. Cl. A .................................................................        74,000       721,500
                                                                                                     ------------
REAL ESTATE & CONSTRUCTION 0.2%
Castle & Cooke Inc.* ................................................................        79,600     1,338,275
                                                                                                     ------------
TEXTILE & PRODUCTS 0.3%
Carlyle Industries Inc.* ............................................................       100,000        76,563
Polymer Group Inc. ..................................................................       135,000     1,721,250
                                                                                                     ------------
                                                                                                        1,797,813
                                                                                                     ------------
Total Materials & Processing ........................................................                  78,400,987
                                                                                                     ------------
OTHER 0.8%
MULTI-SECTOR 0.8%
CBI Distribution Trust* .............................................................       102,000       102,000
Commercial Intertech Corp. ..........................................................        85,000     1,673,437
Gencorp Inc. ........................................................................        60,000       465,000
Gentek, Inc. ........................................................................       229,747     3,216,458
                                                                                                     ------------
Total Other .........................................................................                   5,456,895
                                                                                                     ------------
OTHER ENERGY 3.4%
OFFSHORE DRILLING 0.1%
TMBR/Sharp Drilling Inc.* ...........................................................        70,000       857,500
                                                                                                     ------------
OIL & GAS PRODUCERS 3.0%
Basin Exploration Inc.* .............................................................       190,500     2,845,594
Cabot Oil & Gas Corp. Cl. A .........................................................        55,000       993,438
Maxx Petroleum Ltd.* ................................................................       475,000     1,365,625
Ocean Energy Inc.* ..................................................................       540,000     7,762,500
Plains Resources Inc.* ..............................................................       207,500     2,593,750
Ranger Oil Ltd.* ....................................................................       537,500     2,082,812
Titan Exploration Inc.* .............................................................       469,300     2,346,500
                                                                                                     ------------
                                                                                                       19,990,219
                                                                                                     ------------
OIL WELL EQUIPMENT & SERVICES 0.3%
NewPark Resources Inc.* .............................................................       100,000       800,000
Stolt Comex Seaway SA* ..............................................................        48,000       672,000
Stolt Comex Seaway SA ADR* ..........................................................        24,000       249,000
Syntroleum Corp.* ...................................................................        10,000       233,750
                                                                                                     ------------
                                                                                                        1,954,750
                                                                                                     ------------
Total Other Energy ..................................................................                  22,802,469
                                                                                                     ------------
PRODUCER DURABLES 9.5%
AEROSPACE 1.4%
Curtiss-Wright Corp. ................................................................       100,000     3,662,500
Doncasters PLC ADR* .................................................................        51,100       443,931
Ladish Inc.* ........................................................................       600,000     3,750,000
Primex Technologies, Inc. ...........................................................        60,000     1,278,750
                                                                                                     ------------
                                                                                                        9,135,181
                                                                                                     ------------
INDUSTRIAL PRODUCTS 0.7%
Denison International PLC ADR* ......................................................       376,700     4,897,100
                                                                                                     ------------
MACHINE TOOLS 0.0%
Thermadyne Holdings Corp.* ..........................................................        13,599       268,580
                                                                                                     ------------
MACHINERY 3.2%
CTB International Corp.* ............................................................        87,500       601,563
Howmet International Inc.* ..........................................................       385,351     7,779,273
JLG Industries Inc. .................................................................       650,000     5,931,250
Specialty Equipment Companies Inc.* .................................................       335,100     6,953,325
                                                                                                     ------------
                                                                                                       21,265,411
                                                                                                     ------------
MISCELLANEOUS EQUIPMENT 0.7%
Thomas & Betts Corp. ................................................................       157,800     4,457,850
                                                                                                     ------------
MISCELLANEOUS PRODUCER DURABLES 0.4%
BE Aerospace Inc.* ..................................................................       450,000     2,643,750
                                                                                                     ------------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.2%
Steelcase Inc. Cl. A ................................................................       100,000     1,200,000
                                                                                                     ------------
PRODUCTION TECHNOLOGY EQUIPMENT 1.0%
CVC Inc.* ...........................................................................        65,000     2,063,750
GSI Lumonics Inc.* ..................................................................       167,297     2,864,961
InTEST Corp.* .......................................................................        40,000       837,500
Therma-Wave Inc.* ...................................................................        20,000       680,000
                                                                                                     ------------
                                                                                                        6,446,211
                                                                                                     ------------
TELECOMMUNICATIONS EQUIPMENT 1.9%
Belden Inc. .........................................................................       180,000     4,950,000
L-3 Communications Holding Corp.* ...................................................       130,000     6,760,000
Plantronics Inc.* ...................................................................        13,000     1,211,438
                                                                                                     ------------
                                                                                                       12,921,438
                                                                                                     ------------
Total Producer Durables .............................................................                  63,235,521
                                                                                                     ------------
TECHNOLOGY 15.3%
COMMUNICATIONS TECHNOLOGY 4.1%
Arrowpoint Communications Inc. ......................................................         5,900       699,058
Breezecom Ltd. ......................................................................        23,700       885,788
Completel Europe NV .................................................................        11,000       219,313
Finistar Corp.* .....................................................................        10,000     1,465,156
Foundry Networks, Inc.* .............................................................        25,000     3,593,750
Inet Technologies, Inc.* ............................................................        30,000     1,588,125
Interwave Communications International, Ltd.* .......................................        10,000       301,250
P-Com, Inc.* ........................................................................        50,000       925,000
Pairgain Technologies Inc.* .........................................................       150,000     2,803,125
RADVision Ltd.* .....................................................................         9,000       471,375
Savvis Communications Corp.* ........................................................        25,500       449,438
Spectrasite Holdings, Inc.* .........................................................       135,000     3,822,187
Telocity Inc. .......................................................................       136,500     1,689,187
Universal Access Inc.* ..............................................................        15,000       502,500
UTStarcom, Inc.* ....................................................................        70,000     5,464,375
Verio Inc.* .........................................................................        50,000     2,253,125
                                                                                                     ------------
                                                                                                       27,132,752
                                                                                                     ------------
COMPUTER SOFTWARE 2.2%
Blaze Software Inc. .................................................................         3,200        91,200
CacheFlow Inc.* .....................................................................         6,600       782,100
Calico Commerce Inc.* ...............................................................        25,000       818,750
Centra Software Inc.* ...............................................................        10,000       210,000
Digitas Inc.* .......................................................................         8,600       210,700
DRS Technologies Inc.* ..............................................................        56,500       561,469
Eidos PLC ADR* ......................................................................        50,000       318,750
Eloquent, Inc.* .....................................................................        15,000       305,625
Eprise Corp. ........................................................................         8,000       126,000
Etinuum Inc. ........................................................................         7,700        73,150
Extensity, Inc.* ....................................................................        20,000       960,000
Firstworld Communications Cl. B* ....................................................        20,000       407,500
GRIC Communications, Inc.* ..........................................................        26,000       877,500
H.T.E. Inc.* ........................................................................       200,000       643,750
Intertrust Technologies Corp.* ......................................................        20,000       850,000
MatrixOne Inc.* .....................................................................        10,000       399,375
Nanometrics Inc.* ...................................................................        35,000     1,706,250
Niku Corp.* .........................................................................        10,000       473,125
OTG Software Inc.* ..................................................................         5,700       229,781
Red Hat, Inc.* ......................................................................        20,000       847,500
Register.com, Inc.* .................................................................        16,000     1,112,000
Selectica Inc.* .....................................................................         7,100       626,575
Versata, Inc.* ......................................................................        27,600     1,661,175
VIA Networks Inc.* ..................................................................        23,200       616,250
Websense Inc. .......................................................................         3,200       153,800
                                                                                                     ------------
                                                                                                       15,062,325
                                                                                                     ------------
COMPUTER TECHNOLOGY 1.9%
Exabyte Corp.* ......................................................................       220,000     1,636,250
Hutchinson Technology Inc.* .........................................................       250,000     4,406,250
Imation Corp.* ......................................................................       265,000     7,072,187
                                                                                                     ------------
                                                                                                       13,114,687
                                                                                                     ------------
ELECTRONICS 4.8%
BEI Electronics Inc.* ...............................................................       215,000       376,250
BEI Technologies Inc. ...............................................................       455,000     8,047,812
Coherent Inc.* ......................................................................       425,000    22,100,000
II-VI, Inc.* ........................................................................        30,000     1,140,000
Viasystems Group Inc. ...............................................................         8,700       134,850
                                                                                                     ------------
                                                                                                       31,798,912
                                                                                                     ------------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 2.3%
Channell Commercial Corp.* ..........................................................       180,000     2,475,000
Chartered Semiconductor Manufacturing ADR* ..........................................        20,000     1,885,000
Infineon Technologies AG ADR* .......................................................        92,600     5,318,713
Insilicon Inc. ......................................................................         2,100        33,206
Mattson Technology Inc.* ............................................................        50,000     2,131,250
Metron Technology NV* ...............................................................        20,000       420,000
PSI Technologies Holdings Inc. ADR* .................................................        36,000       598,500
Sawtek Inc.* ........................................................................        10,000       525,625
Silicon Image Inc.* .................................................................        10,000       716,250
Silicon Laboratories Inc. ...........................................................         4,600       407,100
ST Assembly Test Services Ltd. ADR* .................................................        15,000       727,500
                                                                                                     ------------
                                                                                                       15,238,144
                                                                                                     ------------
Total Technology ....................................................................                 102,346,820
                                                                                                     ------------
UTILITIES 2.8%
GAS DISTRIBUTION 1.0%
Western Gas Resources Inc. ..........................................................       410,000     6,508,750
                                                                                                     ------------
TELECOMMUNICATIONS 1.8%
Alamosa PCS Holdings, Inc.* .........................................................        30,000     1,132,500
Allied Riser Communications Corp.* ..................................................        90,900     3,158,775
Carrier 1 International S.A. ADR* ...................................................        70,000     1,356,250
Cypress Communications Inc.* ........................................................        40,000       980,000
GT Group Telecom Inc. Cl. B* ........................................................        15,000       313,125
KPNQwest N.V. Cl. C* ................................................................        25,000     1,356,250
Nextel Partners Inc. Cl. A* .........................................................        24,000       696,000
Tritel Inc. Cl. A* ..................................................................        15,000       573,750
Triton PCS Holdings Inc.* ...........................................................        25,000     1,493,750
Z-tel Technologies, Inc.* ...........................................................        25,000     1,050,000
                                                                                                     ------------
                                                                                                       12,110,400
                                                                                                     ------------
Total Utilities .....................................................................                  18,619,150
                                                                                                     ------------
NON-U.S. EQUITIES 0.6%
Fred Olsen Energy ASA ADR* ..........................................................        54,100       442,208
Jean Coutu Group Inc. Cl. A* ........................................................       150,000     2,813,145
World Online International* .........................................................        34,900       780,322
                                                                                                     ------------
Total Non-U.S. Equities .............................................................                   4,035,675
                                                                                                     ------------
Total Common Stocks (Cost $508,812,164) .............................................                 562,489,374
                                                                                                     ------------
SHORT-TERM INVESTMENTS 3.2%
AIM Liquid Assets Portfolio .........................................................    21,596,228    21,596,228
                                                                                                     ------------
Total Short-Term Investments (Cost $21,596,228) .....................................                  21,596,228
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
                                                          PRINCIPAL             MATURITY
                                                           AMOUNT                 DATE
-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 16.6%
American Express Credit Corp., 6.06% ...............     $  7,416,000            4/03/2000           $  7,416,000
American Express Credit Corp., 5.86% ...............       10,405,000            4/04/2000             10,405,000
Citicorp, 6.04% ....................................       14,086,000            4/07/2000             14,086,000
Ford Motor Credit Co., 6.08% .......................        5,518,000            4/07/2000              5,518,000
General Electric Capital Corp., 6.00% ..............        2,898,000            4/07/2000              2,898,000
General Electric Capital Corp., 5.96% ..............        8,084,000            4/12/2000              8,084,000
General Electric Capital Corp., 6.03% ..............       13,914,000            4/17/2000             13,914,000
Merrill Lynch & Company Inc., 5.85% ................       10,000,000            4/04/2000              9,995,125
Merrill Lynch & Company Inc., 6.05% ................       18,900,000            4/12/2000             18,865,177
Norwest Financial Inc., 6.00% ......................       19,489,000            4/20/2000             19,489,000
                                                                                                     ------------
Total Commercial Paper (Cost $110,670,302) ....................................................       110,670,302
                                                                                                     ------------
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co., dated
3/31/00, repurchase proceeds $392,114,
collateralized by $385,000 U.S. Treasury Note,
7.50%, due 2/15/05, market value $405,213 ..........          392,000            4/03/2000                392,000
                                                                                                     ------------
Total Repurchase Agreements (Cost $392,000) ...................................................           392,000
                                                                                                     ------------
Total Investments (Cost $641,470,694) - 104.2% ................................................       695,147,904
Cash and Other Assets, Less Liabilities - (4.2%) ..............................................       (28,216,624)
                                                                                                     ------------
Net Assets - 100.0% ...........................................................................      $666,931,280
                                                                                                     ============

Federal Income Tax Information:

At March 31, 2000, the net unrealized appreciation of investments based on cost for
Federal income tax purposes of $641,652,350 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value
  over tax cost ...............................................................................      $109,407,125
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax
  cost over value .............................................................................       (55,911,571)
                                                                                                     ------------
                                                                                                     $ 53,495,554
                                                                                                     ============

-----------------------------------------------------------------------------------------------------------------
* Nonincome-producing securities.
  ADR stands for American Depositary Receipt, representing ownership of foreign securities.
+ Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at March 31, 2000 were $9,150,000 and $8,460,000 (1.27% of net assets), respectively.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
March 31, 2000 (Unaudited)

ASSETS
Investments, at value (Cost $641,470,694) (Note 1) .............   $695,147,904
Cash ...........................................................            126
Receivable for fund shares sold ................................      5,900,664
Dividends and interest receivable ..............................        599,804
Receivable for securities sold .................................         68,666
Other assets ...................................................            176
                                                                   ------------
                                                                    701,717,340
LIABILITIES
Payable for collateral received on securities loaned ...........     21,596,228
Payable for securities purchased ...............................      7,170,210
Payable for fund shares redeemed ...............................      4,783,684
Accrued management fee (Note 2) ................................        507,744
Accrued distribution and service fees (Note 4) .................        414,453
Accrued transfer agent and shareholder services (Note 2) .......        273,473
Accrued trustees' fees (Note 2) ................................         21,598
Other accrued expenses .........................................         18,670
                                                                   ------------
                                                                     34,786,060
                                                                   ------------
NET ASSETS                                                         $666,931,280
                                                                   ============
Net Assets consist of:
  Unrealized appreciation of investments .......................   $ 53,677,210
  Accumulated net realized gain ................................     74,704,444
  Paid-in capital ..............................................    538,549,626
                                                                   ------------
                                                                   $666,931,280
                                                                   ============
Net Asset Value and redemption price per share of Class A shares
  ($272,161,058 / 11,105,627 shares) ...........................      $24.51
                                                                      ======
Maximum Offering Price per share of Class A shares
  ($24.51 / .9425) .............................................      $26.01
                                                                      ======
Net Asset Value and offering price per share of
  Class B(1) shares ($53,371,330 / 2,262,139 shares)* ..........      $23.59
                                                                      ======
Net Asset Value and offering price per share of
  Class B shares ($234,068,516 / 9,918,931 shares)* ............      $23.60
                                                                      ======
Net Asset Value and offering price per share of
  Class C shares ($105,448,536 / 4,468,984 shares)* ............      $23.60
                                                                      ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($1,881,840 / 75,694 shares) .................................      $24.86
                                                                      ======

-------------------------------------------------------------------------------
* Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended March 31, 2000 (Unaudited)

INVESTMENT INCOME
Dividends, net of foreign taxes of $9,444 ......................   $  2,396,055
Interest (Note 1) ..............................................      2,262,001
                                                                   ------------
                                                                      4,658,056
EXPENSES
Management fee (Note 2) ........................................      2,271,561
Transfer agent and shareholder services (Note 2) ...............        555,793
Service fee - Class A (Note 4) .................................        247,139
Distribution and service fees - Class B(1) (Note 4) ............        175,128
Distribution and service fees - Class B (Note 4) ...............      1,083,306
Distribution and service fees - Class C (Note 4) ...............        417,638
Custodian fee ..................................................         75,061
Registration fees ..............................................         43,439
Reports to shareholders ........................................         38,608
Trustees' fees (Note 2) ........................................         16,988
Audit fee ......................................................         13,144
Legal fees .....................................................          9,556
Amortization of organization costs (Note 1) ....................          7,327
Miscellaneous ..................................................         20,189
                                                                   ------------
                                                                      4,974,877
Fees paid indirectly (Note 2) ..................................        (13,801)
                                                                   ------------
                                                                      4,961,076
                                                                   ------------
Net investment loss ............................................       (303,020)
                                                                   ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 3) ...............     75,226,083
Net unrealized appreciation of investments .....................     56,366,020
                                                                   ------------
Net gain on investments ........................................    131,592,103
                                                                   ------------
Net increase in net assets resulting from
  operations ...................................................   $131,289,083
                                                                   ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------



                                                                SIX MONTHS ENDED
                                              YEAR ENDED         MARCH 31, 2000
                                           SEPTEMBER 30, 1999      (UNAUDITED)
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ......................... $   (852,674)       $   (303,020)
Net realized gain on investments ............    1,843,995          75,226,083
Net unrealized appreciation of investments ..   78,160,879          56,366,020
                                              ------------        ------------
Net increase resulting from
  operations ................................   79,152,200         131,289,083
                                              ------------        ------------
Net increase (decrease) from fund share
  transactions (Note 5) .....................  (33,298,752)        101,153,176
                                              ------------        ------------
Total increase in net assets ................   45,853,448         232,442,259
NET ASSETS
Beginning of period .........................  388,635,573         434,489,021
                                              ------------        ------------
End of period ............................... $434,489,021        $666,931,280
                                              ============        ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH AURORA FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
March 31, 2000

NOTE 1

State Street Research Aurora Fund (the "Fund"), is a series of State Street Research Capital Trust (the "Trust"), which is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists presently of three separate funds: State Street Research Aurora Fund, State Street Research Emerging Growth Fund and State Street Research Mid-Cap Growth Fund.

The investment objective of the Fund is to provide high total return consisting principally of capital appreciation. In seeking to achieve its investment objective, the Fund invests primarily in the equity securities of small-capitalization companies which are trading at prices believed to be below the true values of such securities.

The Fund is authorized to issue five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee equal to 0.25% of average daily net assets. On January 1, 1999, the Fund began offering Class B(1) shares and continued offering Class B shares but only to current shareholders. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and both classes automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B
(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENTS IN SECURITIES
Values for listed securities represent the last sale on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations, except for certain securities that may be restricted as to public resale, which are valued in accordance with methods adopted by the Trustees. Security transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends declared but not received are accrued on the ex-dividend date. Interest income is determined on the accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost of securities delivered for both financial reporting and Federal income tax purposes.

B. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary since the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time period.

C. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

D. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and amortized under the straight-line method over a period of five years.

E. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At March 31, 2000, the value of the securities loaned and the value of collateral were $28,709,531 and $29,183,651 (including $21,596,228 of cash collateral), respectively. During the six months ended March 31, 2000, income from securities lending amounted to $152,555 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees of 0.85% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended March 31, 2000, the fees pursuant to such agreement amounted to $2,271,561.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), and indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the six months ended March 31, 2000, the amount of such expenses was $303,353.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the six months ended March 31, 2000, the Fund's transfer agent fees were reduced by $13,801 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $16,988 during the six months ended March 31, 2000.

NOTE 3

For the six months ended March 31, 2000, exclusive of short-term investments and U.S. Government obligations, purchases and sales of securities aggregated $333,897,214 and $292,844,676, respectively.

NOTE 4

The Trust has adopted plans of distribution pursuant to Rule 12b-1 (the "plans") under the Investment Company Act of 1940. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended March 31, 2000, fees pursuant to such plans amounted to $247,139, $175,128, $1,083,306 and $417,638 for Class A, Class B(1), Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $65,613 and $85,766, respectively, on sales of Class A shares of the Fund during the six months ended March 31, 2000, and that MetLife Securities, Inc. earned commissions aggregating $153,103, $601 and $339 on sales of Class B(1), Class B and Class C shares, and that the Distributor collected contingent deferred sales charges aggregating $24,556, $375,599 and $4,569 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                              YEAR ENDED                       MARCH 31, 2000
                                          SEPTEMBER 30, 1999                     (UNAUDITED)
                                     ------------------------------      ------------------------------
CLASS A                                SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ....................       5,556,940       $ 95,959,404        4,973,307       $112,373,706
Shares redeemed ................      (5,359,184)       (91,802,702)      (1,559,677)       (34,877,347)
                                     -----------       ------------       ----------       ------------
Net increase ...................         197,756       $  4,156,702        3,413,630       $ 77,496,359
                                     ===========       ============       ==========       ============

CLASS B(1)(a)                          SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ....................       1,174,063       $ 20,609,640        1,246,034       $ 26,500,627
Shares redeemed ................         (63,385)        (1,087,830)         (94,573)        (1,998,721)
                                     -----------       ------------       ----------       ------------
Net increase ...................       1,110,678       $ 19,521,810        1,151,461       $ 24,501,906
                                     ===========       ============       ==========       ============

CLASS B                                SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ....................       2,191,760       $ 34,769,493          539,125       $ 11,447,692
Shares redeemed ................      (5,338,722)       (86,005,542)      (1,433,087)       (29,800,416)
                                     -----------       ------------       ----------       ------------
Net decrease ...................      (3,146,962)      $(51,236,049)        (893,962)      $(18,352,724)
                                     ===========       ============       ==========       ============

CLASS C                                SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ....................       1,879,939       $ 31,150,039        1,323,999       $ 28,608,724
Shares redeemed ................      (2,272,628)       (36,944,284)        (544,955)       (11,411,411)
                                     -----------       ------------       ----------       ------------
Net increase (decrease) ........        (392,689)      $ (5,794,245)         779,044       $ 17,197,313
                                     ===========       ============       ==========       ============

CLASS S                                SHARES            AMOUNT            SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------
Shares sold ....................          57,888       $    904,426           18,207       $    396,278
Shares redeemed ................         (44,784)          (851,396)          (3,707)           (85,956)
                                     -----------       ------------       ----------       ------------
Net increase ...................          13,104       $     53,030           14,500       $    310,322
                                     ===========       ============       ==========       ============

-------------------------------------------------------------------------------------------------------
(a) January 1, 1999 (commencement of share class) to September 30, 1999.

STATE STREET RESEARCH AURORA FUND

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period:
                                                                          CLASS A
                            ---------------------------------------------------------------------------------------------------
                                                   YEARS ENDED SEPTEMBER 30                                    SIX MONTHS ENDED
                            -------------------------------------------------------------------------           MARCH 31, 2000
                             1995(c)          1996(a)         1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)     9.55            11.13            15.14            20.71            15.47                 19.02
                             -----            -----            -----            -----            -----                 -----
  Net investment income
    (loss) ($)*               0.07            (0.06)            0.03             0.02             0.05                  0.04
  Net realized and
    unrealized gain
    (loss) on
    investments ($)           1.51             4.66             9.02            (5.03)            3.50                  5.45
                             -----            -----            -----            -----            -----                 -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)              1.58             4.60             9.05            (5.01)            3.55                  5.49
                             -----            -----            -----            -----            -----                 -----
  Dividends from net
    investment income ($)       --            (0.09)              --               --               --                    --
  Distributions from
    capital gains ($)           --            (0.50)           (3.48)           (0.23)              --                    --
                             -----            -----            -----            -----            -----                 -----
TOTAL DISTRIBUTIONS ($)         --            (0.59)           (3.48)           (0.23)              --                    --
                             -----            -----            -----            -----            -----                 -----
NET ASSET VALUE, END OF
  PERIOD ($)                 11.13            15.14            20.71            15.47            19.02                 24.51
                             =====            =====            =====            =====            =====                 =====
Total return(b) (%)          16.54 (e)        43.63            72.70           (24.42)           22.88                 28.93 (e)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)       5,782            1,110          157,853          115,973          146,295               272,161
Expense ratio (%)*            1.45 (f)         1.45             1.34             1.39             1.46                  1.39 (f)
Expense ratio after
  expense reductions
  (%)*                        1.45 (f)         1.45             1.34             1.39             1.45                  1.39 (f)
Ratio of net investment
  income (loss) to
  average net assets
  (%)*                        1.05 (f)        (0.56)            0.17             0.09             0.30                  0.36 (f)
Portfolio turnover rate (%)  47.34           124.79            25.03            67.80            65.13                 63.45
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                  0.15             0.32             0.02               --               --                    --

                                                                                                        CLASS B(1)
                                                                                       ------------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                                              PERIOD ENDED        MARCH 31, 2000
                                                                                        SEPTEMBER 30, 1999(a)(d)  (UNAUDITED)(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                                                           16.17               18.38
                                                                                                   -----               -----
  Net investment loss ($)                                                                          (0.03)              (0.04)
  Net realized and unrealized gain on investments ($)                                               2.24                5.25
                                                                                                   -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                                                2.21                5.21
                                                                                                   -----               -----
NET ASSET VALUE, END OF PERIOD ($)                                                                 18.38(e)            23.59(e)
                                                                                                   =====               =====
Total return(b) (%)                                                                                13.61(e)            28.42(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                                                         20,419              53,371
Expense ratio (%)                                                                                   2.10(f)             2.14(f)
Expense ratio after expense reductions (%)                                                          2.09(f)             2.14(f)
Ratio of net investment loss to average net assets (%)                                             (0.24)(f)           (0.38)(f)
Portfolio turnover rate (%)                                                                        65.13               63.45

---------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the Fund's expenses.
(c) February 13, 1995 (commencement of operations) to September 30, 1995.
(d) January 1, 1999 (commencement of share class) to September 30, 1999.
(e) Not annualized.
(f) Annualized.

STATE STREET RESEARCH AURORA FUND

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS B
                             --------------------------------------------------------------------------------------------------
                                                   YEARS ENDED SEPTEMBER 30                                    SIX MONTHS ENDED
                             ------------------------------------------------------------------------           MARCH 31, 2000
                             1995(c)          1996(a)         1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)    9.55            11.08            15.02            20.33            15.07                 18.38
                            -----            -----            -----            -----            -----                 -----
  Net investment income
    (loss) ($)*              0.02            (0.17)           (0.09)           (0.13)           (0.08)                (0.04)
  Net realized and
    unrealized gain
    (loss) on
    investments ($)          1.51             4.65             8.88            (4.90)            3.39                  5.26
                            -----            -----            -----            -----            -----                 -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)             1.53             4.48             8.79            (5.03)            3.31                  5.22
                            -----            -----            -----            -----            -----                 -----
  Dividend from net
    investment income ($)      --            (0.04)              --               --               --                    --
  Distributions from
    capital gains ($)          --            (0.50)           (3.48)           (0.23)              --                    --
                            -----            -----            -----            -----            -----                 -----
TOTAL DISTRIBUTIONS ($)        --            (0.54)           (3.48)           (0.23)              --                    --
                            -----            -----            -----            -----            -----                 -----
NET ASSET VALUE, END OF
  PERIOD ($)                11.08            15.02            20.33            15.07            18.38                 23.60
                            =====            =====            =====            =====            =====                 =====
Total return(b) (%)         16.02 (e)        42.52            71.34           (24.98)           21.90                 28.47 (e)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        116              165          235,938          210,408          198,783               234,069
Expense ratio (%)*           2.20 (f)         2.20             2.08             2.15             2.21                  2.14 (f)
Expense ratio after
  expense reductions (%)*    2.20 (f)         2.20             2.08             2.15             2.20                  2.14 (f)
Ratio of net investment
  income (loss) to
  average net assets (%)*    0.32 (f)        (1.38)           (0.55)           (0.68)           (0.46)                (0.40)(f)
Portfolio turnover
  rate (%)                  47.34           124.79            25.03            67.80            65.13                 63.45
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                 0.15             0.32             0.01               --               --                    --

                                                                         CLASS C
                          -----------------------------------------------------------------------------------------------------
                                                  YEARS ENDED SEPTEMBER 30                                     SIX MONTHS ENDED
                       ------------------------------------------------------------------------------           MARCH 31, 2000
                          1995(c)          1996(a)          1997(a)          1998(a)          1999(a)           (UNAUDITED)(a)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)    9.55            11.08            15.02            20.32            15.06                 18.38
                            -----            -----            -----            -----            -----                 -----
  Net investment income
    (loss) ($)*              0.02            (0.17)           (0.09)           (0.13)           (0.08)                (0.04)
  Net realized and
    unrealized gain
    (loss) on
    investments ($)          1.51             4.65             8.87            (4.90)            3.40                  5.26
                            -----            -----            -----            -----            -----                 -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)             1.53             4.48             8.78            (5.03)            3.32                  5.22
                            -----            -----            -----            -----            -----                 -----
  Dividends from net
    investment income ($)      --            (0.04)              --               --               --                    --
  Distributions from
    capital gains ($)          --            (0.50)           (3.48)           (0.23)              --                    --
                            -----            -----            -----            -----            -----                 -----
TOTAL DISTRIBUTIONS ($)        --            (0.54)           (3.48)           (0.23)              --                    --
                            -----            -----            -----            -----            -----                 -----
NET ASSET VALUE, END OF
  PERIOD ($)                11.08            15.02            20.32            15.06            18.38                 23.60
                            =====            =====            =====            =====            =====                 =====
Total return(b) (%)         16.02 (e)        42.52            71.26           (25.00)           21.98                 28.47 (e)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        116              165           67,121           61,504           67,816               105,449
Expense ratio (%)*           2.20 (f)         2.20             2.09             2.15             2.21                  2.14 (f)
Expense ratio after
  expense reductions (%)*    2.20 (f)         2.20             2.09             2.15             2.20                  2.14 (f)
Ratio of net investment
  income (loss) to
  average net assets (%)*    0.32 (f)        (1.38)           (0.58)           (0.68)           (0.45)                (0.39)(f)
Portfolio turnover
  rate (%)                  47.34           124.79            25.03            67.80            65.13                 63.45
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                 0.15             0.32             0.01               --               --                    --

-------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) February 13, 1995 (commencement of operations) to September 30, 1995.
(d) January 1, 1999 (commencement of share class) to September 30, 1999.
(e) Not annualized.
(f) Annualized.

STATE STREET RESEARCH AURORA FUND

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
-------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS S
                             --------------------------------------------------------------------------------------------------
                                                   YEARS ENDED SEPTEMBER 30                                    SIX MONTHS ENDED
                             ------------------------------------------------------------------------           MARCH 31, 2000
                             1995(c)          1996(a)         1997(a)         1998(a)         1999(a)           (UNAUDITED)(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)    9.55            11.15            15.18            20.83            15.60                 19.23
                            -----            -----            -----            -----            -----                 -----
  Net investment income
    (loss) ($)*              0.09            (0.06)           (0.00)            0.10             0.10                  0.07
  Net realized and
    unrealized gain
    (loss) on
    investments ($)          1.51             4.70             9.13            (5.10)            3.53                  5.56
                            -----            -----            -----            -----            -----                 -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)             1.60             4.64             9.13            (5.00)            3.63                  5.63
                            -----            -----            -----            -----            -----                 -----
  Dividends from net
    investment income ($)      --            (0.11)              --               --               --                    --
  Distributions from
    capital gains ($)          --            (0.50)           (3.48)           (0.23)              --                    --
                            -----            -----            -----            -----            -----                 -----
TOTAL DISTRIBUTIONS ($)        --            (0.61)           (3.48)           (0.23)              --                    --
                            -----            -----            -----            -----            -----                 -----
NET ASSET VALUE, END OF
  PERIOD ($)                11.15            15.18            20.83            15.60            19.23                 24.86
                            =====            =====            =====            =====            =====                 =====
Total return(b) (%)         16.75 (e)        43.95            73.10           (24.23)           23.21                 29.34 (e)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)        117            7,752           14,542              750            1,177                 1,882
Expense ratio (%)*           1.20 (f)         1.20             1.16             1.04             1.21                  1.14 (f)
Expense ratio after
  expense reductions (%)*    1.20 (f)         1.20             1.16             1.04             1.20                  1.14 (f)
Ratio of net investment
  income (loss) to
  average net assets (%)*    1.32 (f)        (0.43)           (0.02)            0.53             0.54                  0.61 (f)
Portfolio turnover
  rate (%)                  47.34           124.79            25.03            67.80            65.13                 63.45
*Reflects voluntary
 reduction of expenses
 per share of these
 amounts ($)                 0.15             0.32             0.12               --               --                    --

------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charge. Total return would be lower if the Distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c) February 13, 1995 (commencement of operations) to September 30, 1995.
(d) January 1, 1999 (commencement of share class) to September 30, 1999.
(e) Not annualized.
(f) Annualized.

STATE STREET RESEARCH AURORA FUND

-------------------------------------------------------------------------------
REPORT ON SPECIAL MEETING OF SHAREHOLDERS
-------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Aurora Fund ("Fund"), a series of State Street Research Capital Trust, was convened on February 25, 2000 ("Meeting"). The meeting has been adjourned for the Class B and Class B(1) shares. The results of the Meeting for Class A shares are set forth below.

                                                  VOTES (MILLIONS OF SHARES)
                                                 ----------------------------
ACTION ON PROPOSAL                               FOR      AGAINST     ABSTAIN
-------------------------------------------------------------------------------
CLASS A SHARES
The Fund's current Rule 12b-1 Distribution Plan
was amended to increase the amount that
may be expended for the distribution of
Class A shares ................................  3.0       0.9          0.1

STATE STREET RESEARCH AURORA FUND

---------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH CAPITAL TRUST
---------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      GERARD P. MAUS                         GERARD P. MAUS
AURORA FUND                                Chairman of the Board,                 Interim Chief Operating Officer,
One Financial Center                       President, Chief Executive             Chief Financial Officer,
Boston, MA 02111                           Officer and Treasurer                  Chief Administrative Officer
                                                                                  and Director, State Street
INVESTMENT ADVISER                         PETER C. BENNETT                       Research & Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       CATHY DUDLEY                           Former Chairman of the Board,
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                LAWRENCE J. HAVERTY, JR.
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       RUDOLPH K. KLUIBER                     for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       TUCKER WALSH
State Street Research                      Vice President                         DEAN O. MORTON
Service Center                                                                    Former Executive Vice
P.O. Box 8408                              JAMES M. WEISS                         President,  Chief Operating
Boston, MA 02266-8408                      Vice President                         Officer and Director,
1-87-SSR-FUNDS (toll free)                                                        Hewlett-Packard Company
                                           JOSEPH W. CANAVAN
CUSTODIAN                                  Assistant Treasurer                    SUSAN M. PHILLIPS
State Street Bank and                                                             Dean, School of Business
Trust Company                              DOUGLAS A. ROMICH                      and Public Management,
225 Franklin Street                        Assistant Treasurer                    George Washington University;
Boston, MA 02110                                                                  former Member of the Board
                                           FRANCIS J. MCNAMARA, III               of Governors of the Federal
LEGAL COUNSEL                              Secretary and General Counsel          Reserve System and Chairman
Goodwin, Procter & Hoar LLP                                                       and Commissioner of the
Exchange Place                             DARMAN A. WING                         Commodity Futures Trading
Boston, MA 02109                           Assistant Secretary and                Commission
                                           Assistant General Counsel
                                                                                  TOBY ROSENBLATT
                                           AMY L. SIMMONS                         President,
                                           Assistant Secretary                    Founders Investments Ltd.;
                                                                                  President,
                                                                                  The Glen Ellen Company

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH AURORA FUND                         -------------------
One Financial Center                                          Bulk Rate
Boston, MA 02111                                             U.S. Postage
                                                                 PAID
                                                              Canton, MA
                                                              Permit #313
                                                          -------------------


QUESTIONS? COMMENTS?

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     www.ssrfunds.com

CALL us toll free at 1-87-SSR-FUNDS (1-877-773-8637 or [hearing-impaired 1-800-676-7876]
         [Chinese and Spanish-speaking 1-888-638-3193]

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408


[logo] STATE STREET RESEARCH

(C)2000 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111

This report is prepared for the general information of current shareholders.

This publication must be preceded or accompanied by a current State Street Research Aurora Fund prospectus.

When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0501)SSR-LD                                     AR-1760-0500